As filed with the Securities and Exchange Commission on January 30, 2009
Registration No. 333-05265 and 811-07655

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment ☐
Post-Effective Amendment No. 38 ☑
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 41 ☑
(Check appropriate box or boxes)
DRIEHAUS MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)
25 EAST ERIE STREET
CHICAGO, ILLINOIS 60611
(Address of Principal Executive Offices, including Zip Code)
MARY H. WEISS, ESQ.
DRIEHAUS CAPITAL MANAGEMENT LLC
25 EAST ERIE STREET
CHICAGO, ILLINOIS 60611
(Name and Address of Agent for Service)
COPY TO:
CATHY G. O’KELLY, ESQ.
VEDDER PRICE P.C.
222 NORTH LASALLE STREET
CHICAGO, ILLINOIS 60601
It is proposed that this filing will become effective (check appropriate box):
☐	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☑	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
The Registrant is filing Post-Effective Amendment No. 38 to its registration statement for the purpose of establishing two new series, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund. Driehaus Mid Cap Growth Fund will succeed to the assets of Driehaus Institutional Mid Cap, L.P. and Driehaus Mid Cap Investors, L.P. Driehaus Large Cap Growth Fund will succeed to the assets of Driehaus Large Cap Growth Fund, L.P. This Amendment is not intended to amend the prospectus or statement of additional information of the other series of the Registrant.
January 30, 2009

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS
___________, 2009
SUBJECT TO COMPLETION,
DATED JANUARY 30, 2009
25 East Erie Street
Chicago, Illinois 60611
1-800-560-6111
Driehaus Mid Cap Growth Fund
Driehaus Large Cap Growth Fund
Distributed by:
Driehaus Securities LLC
The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful and complete. Any representation to the contrary is a criminal offense.

Overview
Goal of the Driehaus Mutual Funds
Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund (each a “Fund” and together the “Funds”) strive to increase the value of your investment (capital appreciation). In other words, each Fund tries to buy equity securities with a potential to appreciate in price. Each Fund has its own strategy for achieving this goal with a related risk/return profile but employs common growth techniques. Because stock markets in general, and the individual securities purchased by the Funds, go down in price as well as up, you may lose money by investing in the Funds. The Funds are specialized investment vehicles and should be used as part of your overall investment strategy to diversify your holdings. Please review all the disclosure information carefully.
Who May Want to Invest in the Funds
The Funds may be an appropriate investment if you:
•	Want to diversify your portfolio of investments into U.S. mid and large cap growth stocks

•	Are not looking for current income

•	Are prepared to receive taxable long-term and short-term capital gains

•	Are willing to accept higher short-term risk in exchange for potentially higher long-term returns

•	Can tolerate the increased price volatility and other risks associated with growth style investing

•	Are investing with long-term goals in mind (such as retirement or funding a child’s education, which may be many years in the future) and, therefore, are willing to hold this investment long term
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
•	The value of fund shares will fluctuate

•	You could lose money

•	A fund may not achieve its investment objective
Investment Adviser
Each Fund is managed by Driehaus Capital Management LLC (the “Adviser”), a registered investment adviser founded in 1982. As of                     , 2009, the Adviser managed approximately $                      billion in assets.
Investment Philosophy
The Adviser believes that, over time, revenue and earnings growth are the primary determinants of equity valuations. Accordingly, the Adviser concentrates the Funds’ investments in companies that have demonstrated the ability to rapidly increase sales and earnings, as well as the potential for continued growth in the future. The Adviser evaluates the earnings quality of such companies to determine whether current earnings might indicate future results. Factors such as strong company earnings reports, increased order backlogs, new product introductions, and industry developments alert the Adviser to potential investments. The Adviser combines this information with its own technical analyses to reach an overall determination about the attractiveness of specific securities. To a lesser extent, the Adviser also uses macroeconomic analyses. While the Adviser seeks companies that have demonstrated superior earnings growth, the Adviser may also purchase the stock of companies based on the expectation of capital appreciation where there is no demonstrable record of earnings growth or increasing sales. This investment philosophy results in high portfolio turnover. High portfolio turnover in any year may result in payment by a Fund of above-average amounts of transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.
Fund Distributions
The Funds intend to pay dividends, if any, at least annually. Such distributions can consist of both ordinary income and any realized capital gains. Unless you are purchasing Fund shares through a tax-exempt or tax-deferred account (such as an individual retirement account (IRA)), buying Fund shares at a time when the Fund has substantial recognized or unrecognized gains can cost you money in taxes. Contact the Funds for information concerning when distributions will be paid. On a continuing basis, due to high portfolio turnover of the Funds, a greater percentage of capital gains may be paid each year by a Fund with a significant percentage of those capital gains constituting short-term capital gains, which are taxed at ordinary income tax rates for federal income tax purposes. You should consult your tax advisor regarding your tax situation.

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Driehaus Mid Cap Growth Fund Summary
Goal and Strategy
The Driehaus Mid Cap Growth Fund seeks to maximize capital appreciation. The Fund invests primarily in equity securities of mid capitalization U.S. companies exhibiting strong growth characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of U.S. mid cap companies. For purposes of the Fund, the Adviser currently considers a company to be a mid cap company if it is within the same market capitalization range at the time of investment as those included in the Russell Midcap Growth Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. mid capitalization companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. or in securities of companies outside the capitalization range of the Russell Midcap Growth Index. The Fund may invest in companies with limited operating histories.
The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all of the following characteristics:
•	Dominant products or market niches

•	Improved sales outlook or opportunities

•	Demonstrated sales growth and earnings

•	Cost restructuring programs which are expected to positively affect company earnings

•	Increased order backlogs, new product introductions, or industry developments which are expected to positively affect company earnings
The Adviser also considers macroeconomic information and technical information in evaluating stocks for investment.
Principal Risk Factors
Individual securities selected by the Adviser may go down in price and, therefore, it is possible to lose money by investing in the Fund. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.
Investments in growth stocks may involve special risks and their prices may be more volatile than the overall market. The Fund may invest in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. Investments in medium-sized companies may entail greater risks than investments in larger, more established companies. Medium-sized companies generally have narrow product lines, more limited financial resources and a more limited trading market for their stocks compared to larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.
It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains. This is a nondiversified fund; compared to other funds, the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. As a consequence, the Fund may be subject to greater risks and larger losses than diversified funds. In addition, from time to time the Fund may have significant weightings in particular sectors or industries, which may subject the Fund to greater risks than less sector-concentrated funds.

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Driehaus Mid Cap Growth Fund
Performance
The Fund’s returns will vary, and you could lose money. The information below provides an illustration of how the Driehaus Institutional Mid Cap, L.P.’s (the “Institutional Mid Cap Partnership”) performance has varied over time, and gives some indication of the risks of an investment in the Fund by showing changes in the Institutional Mid Cap Partnership’s performance from year-to-year and by comparing the Institutional Mid Cap Partnership’s average annual total returns with a broad measure of market performance. The Institutional Mid Cap Partnership’s past performance does not necessarily indicate how the Fund will perform in the future.
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Annual Returns for the years ended December 31*

1999	2004
2000	2005
2001	2006
2002	2007
2003	2008
During the periods shown in the bar chart, the highest return for a quarter was                     % (quarter ended                                         ) and the lowest return for a quarter was                     % (quarter ended                                        ).

Institutional Mid Cap Partnership
Average Annual Total Returns as of December 31, 2008			Performance*
(data includes reinvestment of dividends)	1 Year		5 Years		10 Years
Institutional Mid Cap Partnership
Return Before Taxes
Return After Taxes on Distributions	N/A	**	N/A	**	N/A	**
Return After Taxes on Distributions and Sale of Fund Shares	N/A	**	N/A	**	N/A	**
Russell Midcap Growth Index*** (reflects no deduction for fees, expenses, or taxes)

*	The Fund expects to commence operations as a series of Driehaus Mutual Funds on ___, 2009, when it succeeds to the assets of the Institutional Mid Cap Partnership and the Driehaus Mid Cap Investors, L.P. (together, the “Limited Partnerships”), which were managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The performance of the Institutional Mid Cap Partnership is shown here because it has been in operation longer. The Limited Partnerships were not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus were not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Limited Partnerships had been registered under the 1940 Act, their performance may have been adversely affected. The Institutional Mid Cap Partnership’s performance has been restated to reflect estimated expenses of the Fund.

**	After-tax performance returns are not included for the Institutional Mid Cap Partnership. The Institutional Mid Cap Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

***	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Source: Russell Indices

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Driehaus Mid Cap Growth Fund
Investor Expenses
Shareholder Fees. The Fund is a no-load investment, so you will not pay any shareholder fees (such as sales loads) when you buy or sell shares of the Fund unless you sell your shares within 60 days after purchase, as described in the table below. There is a $15 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions; however, certain financial institutions may charge an account-based service fee).
Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly; however, as the example shows, these costs are borne indirectly by shareholders.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee[1] (as a % of amount redeemed)	2.00%
Exchange Fee	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets, expressed as a % of average net assets)

Management Fee	%

Other Expenses[2]	%

Less Expense Reimbursement[3]	%

Total Annual Fund Operating Expenses	1.75%

[1]	The redemption fee is imposed on shares redeemed within 60 days of purchase and is retained by the Fund.

[2]	“Other Expenses” are estimated for the current fiscal year because the Fund does not expect to commence operations until , 2009.

[3]	The Adviser has entered into a written agreement to cap the Fund’s operating expenses at 1.75% of average daily net assets until , 2012. For a period of three years subsequent to the Fund’s commencement of operations, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the expense cap.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years

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Financial Highlights — Driehaus Mid Cap Growth Fund
The financial highlights table is not included since the Fund did not commence operations until , 2009

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Driehaus Large Cap Growth Fund Summary
Goal and Strategy
The Driehaus Large Cap Growth Fund seeks to maximize capital appreciation. The Fund invests primarily in equity securities of large capitalization U.S. companies exhibiting strong growth characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of U.S. large cap companies. For the purposes of the Fund, the Adviser currently considers a company to be a large cap company if it is within the same market capitalization range at the time of investment as those included in the Russell 1000 Growth Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. large capitalization companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. or in securities of companies outside the capitalization range of the Russell 1000 Growth Index.
The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all of the following characteristics:
•	Dominant products or market niches

•	Improved sales outlook or opportunities

•	Demonstrated sales growth and earnings

•	Cost restructuring programs which are expected to positively affect company earnings

•	Increased order backlogs, new product introductions, or industry developments which are expected to positively affect company earnings
The Adviser also considers macroeconomic information and technical information in evaluating stocks for investment.
Principal Risk Factors
Individual securities selected by the Adviser may go down in price and, therefore, it is possible to lose money by investing in the Fund. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Investments in growth stocks may involve special risks and their prices may be more volatile than the overall market.
It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains. This is a nondiversified fund; compared to other funds, the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. As a consequence, the Fund may be subject to greater risks and larger losses than diversified funds. In addition, from time to time the Fund may have significant weightings in particular sectors or industries, which may subject the Fund to greater risks than less sector-concentrated funds.

6

Driehaus Large Cap Growth Fund
Performance
The Fund’s returns will vary, and you could lose money. The information below provides an illustration of how the Driehaus Large Cap Growth Fund, L.P’s (the “Large Cap Partnership”) performance has varied over time, and gives some indication of the risks of an investment in the Fund by showing changes in the Large Cap Partnership’s performance from year-to-year and by comparing the Large Cap Partnership’s average annual total returns with a broad measure of market performance. The Large Cap Partnership’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Annual Returns for the years ended December 31*
     2008
During the periods shown in the bar chart, the highest return for a quarter was                     % (quarter ended                                         ) and the lowest return for a quarter was                     % (quarter ended                                         ).

Large Cap Partnership
Average Annual Total Returns as of December 31, 2008	Performance*
(data includes reinvestment of dividends)	1 Year
Large Cap Partnership
Return Before Taxes
Return After Taxes on Distributions	N/A **
Return After Taxes on Distributions and Sale of Fund Shares	N/A **
Russell 1000 Growth Index*** (reflects no deduction for fees, expenses, or taxes)

*	The Fund expects to commence operations as a series of Driehaus Mutual Funds on , 2009, when it succeeds to the assets of the Large Cap Partnership, which was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Large Cap Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Large Cap Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Large Cap Partnership’s performance has been restated to reflect estimated expenses of the Fund.

**	After-tax performance returns are not included for the Large Cap Partnership. The Large Cap Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

***	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measure the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Source: Russell Indices

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Driehaus Large Cap Growth Fund
Investor Expenses
Shareholder Fees. The Fund is a no-load investment, so you will not pay any shareholder fees (such as sales loads) when you buy or sell shares of the Fund unless you sell your shares within 60 days after purchase, as described in the table below. There is a $15 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions; however, certain financial institutions may charge an account-based service fee).
Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly; however, as the example shows, these costs are borne indirectly by shareholders.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee[1] (as a % of amount redeemed)	2.00%
Exchange Fee	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets, expressed as a % of average net assets)

Management Fee	%

Other Expenses[2]	%

Less Expense Reimbursement[3]	%

Total Annual Fund Operating Expenses	1.75%

[1]	The redemption fee is imposed on shares redeemed within 60 days of purchase and is retained by the Fund.

[2]	“Other Expenses” are estimated for the current fiscal year because the Fund does not expect to commence operations until ___, 2009.

[3]	The Adviser has entered into a written agreement to cap the Fund’s operating expenses at 1.75% of average daily net assets until ___, 2012. For a period of three years subsequent to the Fund’s commencement of operations, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the expense cap.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years

8

Financial Highlights — Driehaus Large Cap Growth Fund
The financial highlights table is not included since the Fund did not commence operations until                     , 2009

9

The Funds
The Funds are each a series of the Driehaus Mutual Funds (the “Trust”), an open-end management investment company. Driehaus Capital Management LLC (the “Adviser”) provides management and investment advisory services to the Funds. Prospective investors should consider an investment in a Fund as a long-term investment. There is no assurance that a Fund will meet its investment objective.
Investment Philosophy
In addition to the factors noted in the Overview, the Adviser considers numerous criteria in evaluating securities for investment and in determining sector and industry weightings. Such criteria include the current and prospective earnings growth rates, operating metrics, upward revenue and earnings-per-share revisions, as well as positive earnings announcement surprises. The Adviser also reviews technical information to identify stocks with positive price and volume trends, positive relative strength, and increasing institutional interest. The analysis may also involve considerations specific to a certain sector or industry.
Investment Objectives and Principal Investment Strategies
Driehaus Mid Cap Growth Fund. The Driehaus Mid Cap Growth Fund seeks to maximize capital appreciation. The Fund invests primarily in equity securities of mid capitalization U.S. companies exhibiting strong growth characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of U.S. mid cap companies. For purposes of the Fund, the Adviser currently considers a company to be a mid cap company if it is within the same market capitalization range at the time of investment as those included in the Russell Midcap Growth Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. The Fund is a nondiversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund’s overall investment objective. The Fund may also invest in securities of issuers with limited operating histories.
Equity securities include common and preferred stock, bearer and registered shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may invest in cash, money market mutual funds or similar cash equivalents. While the Fund will invest primarily in the securities of U.S. companies, the Fund may also invest in American Depositary Receipts and American Depositary Shares, but generally in an amount no greater than twenty percent (20%) of the assets of the Fund (measured as of the date of investment).
The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash, money market mutual funds or similar cash equivalents. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.
The Driehaus Mid Cap Growth Fund expects all of its securities holdings to be in U.S.-traded securities. The Adviser expects, as is its current practice and subject to its best execution obligation, to execute the Fund’s transactions in securities traded on U.S. exchanges or otherwise in the U.S. with the Adviser’s affiliated broker-dealer, Driehaus Securities LLC (“DS LLC”). Consistent with the Fund’s investment objective of maximizing capital appreciation and the Adviser’s investment strategy that is characterized by active and frequent trading to achieve the Fund’s investment objective, the Fund anticipates annual portfolio turnover ranging from 150% to 350%. Consequently, the Adviser’s use of DS LLC as the Fund’s broker-dealer for U.S. trading will likely result in the Fund paying all of its total brokerage commissions to DS LLC. The percentage of brokerage transactions executed by DS LLC for the Fund is expected to be materially higher than for certain other funds in the Trust and higher than other mutual funds’ use of any single broker-dealer, including an affiliate. However, the Fund believes that using DS LLC is integral to the Adviser’s strategy of optimizing the trade execution process by seeking the most favorable security prices under the circumstances. A more detailed description of the Fund’s portfolio transactions is available in the Statement of Additional Information (“SAI”).
Driehaus Large Cap Growth Fund. The Driehaus Large Cap Growth Fund seeks to maximize capital appreciation. The Fund invests primarily in equity securities of large capitalization U.S. companies exhibiting strong growth characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of U.S. large cap companies. For purposes of the Fund, the Adviser currently considers a company to be a large cap company if it is within the same market capitalization range at the

10

time of investment as those included in the Russell 1000 Growth Index. Securities of companies whose market capitalization no longer meet this definition after purchase may continue to be held by the Fund. The Fund is a nondiversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund’s overall investment objective.
Equity securities include common and preferred stock, bearer and registered shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may invest in cash, money market mutual funds or similar cash equivalents. While the Fund will invest primarily in the securities of U.S. companies, the Fund may also invest in American Depositary Receipts and American Depositary Shares, but generally in an amount no greater than twenty percent (20%) of the assets of the Fund (measured as of the date of investment).
The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash, money market mutual funds or similar cash equivalents. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.
The Driehaus Large Cap Growth Fund expects all of its securities holdings to be in U.S.-traded securities. The Adviser expects, as is its current practice and subject to its best execution obligation, to execute the Fund’s transactions in securities traded on U.S. exchanges or otherwise in the U.S. with the Adviser’s affiliated broker-dealer, Driehaus Securities LLC (“DS LLC”). Consistent with the Fund’s investment objective of maximizing capital appreciation and the Adviser’s investment strategy that is characterized by active and frequent trading to achieve the Fund’s investment objective, the Fund anticipates annual portfolio turnover ranging from 150% to 350%. Consequently, the Adviser’s use of DS LLC as the Fund’s broker-dealer for U.S. trading will likely result in the Fund paying all of its total brokerage commissions to DS LLC. The percentage of brokerage transactions executed by DS LLC for the Fund is expected to be materially higher than other funds in the Trust and higher than other mutual funds’ use of any single broker-dealer, including an affiliate. However, the Fund believes that using DS LLC is integral to the Adviser’s strategy of optimizing the trade execution process by seeking the most favorable security prices under the circumstances. A more detailed description of the Fund’s portfolio transactions is available in the SAI.
Related Risks
All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Each Fund is intended for long-term investors who can accept the risks involved in equity investing. Of course, there can be no assurance that a Fund will achieve its objective. In addition to the principal risk factors identified earlier in this Prospectus, the Funds are subject to the following risks:
Growth Style Investing. The Funds are managed using a growth style of investing. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and growth stock prices tend to be more volatile than the overall market.
Foreign Securities. The Funds may invest in U.S. dollar-denominated securities of foreign issuers traded in the U.S. Such investments increase a portfolio’s diversification and may enhance return, but they may also involve additional risk.
Diversification. Each Fund is nondiversified (as defined in the 1940 Act), meaning that it is not limited in the proportion of its assets that it may invest in the obligations of a single issuer or in a single sector. Each Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company. As a nondiversified fund, each Fund may invest a greater proportion of its assets in the securities of a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market’s assessment of the issuers.
Portfolio Investments and Other Risk Considerations
There are specific restrictions on each Fund’s investments. Such restrictions are detailed in the SAI. Each Fund may utilize from time to time one or more of the investment practices described below to assist it in reaching its investment objective. These practices involve potential risks which are summarized below. In addition, the SAI contains more detailed or additional information about certain of these practices, the potential risks and/or the limitations adopted by each Fund to help manage such risks.

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Impact of Certain Investments. The Funds may invest in a variety of securities, including initial public offerings and derivatives. Such investments may have a magnified performance impact on a Fund depending on a Fund’s size. A Fund may not experience similar performance as its assets grow or its investments change.
American Depositary Receipts (ADRs). The Funds may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They include American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and are U.S. dollar-denominated.
Although ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs rather than directly in securities of foreign issuers, the Funds may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Funds may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Funds may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.
Derivatives. In seeking to achieve its desired investment objective, provide additional revenue or hedge against changes in security prices or interest rates, each Fund may: (1) purchase and write both call options and put options on securities and indices; (2) enter into interest rate and index futures contracts; (3) write options on such futures contracts; (4) purchase other types of forward or investment contracts linked to individual securities, indices or other benchmarks; and (5) enter into various equity or interest rate transactions, participation notes, such as swaps, caps, floors or collars. Each Fund may write a call or put option only if the option is covered. As the writer of a covered call option, each Fund forgoes, during the option’s life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when a Fund seeks to close out a position. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.
The successful use of derivatives depends on the Adviser’s ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a derivative may not be well established. Finally, privately negotiated and over-the-counter derivatives may not be as well regulated, may be less marketable than exchange-traded derivatives and may be subject to greater risks such as counterparty risks (e.g., counterparty is unable or unwilling to honor the contract).
Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities. Not readily marketable, illiquid securities include restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors under Rule 144A of the Securities Act of 1933 and Section 4(2) commercial paper may be deemed liquid under guidelines adopted by the Board of Trustees. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.
Convertible Securities. While convertible securities purchased by the Funds are frequently rated investment grade, a Fund also may purchase unrated convertible securities or convertible securities rated below investment grade if the securities meet the Adviser’s other investment criteria. Each Fund does not currently intend to invest more than 5% of its total assets in below investment grade convertible securities. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, the Adviser’s own investment research and analysis tends to be more important in the purchase of such securities than other factors.
Debt Securities. The Driehaus Mid Cap Growth Fund and the Driehaus Large Cap Growth Fund may invest up to 20% of their total assets in nonconvertible debt securities. Investments in such debt securities are limited to those that are rated within the four highest grades (generally referred to as “investment grade”) assigned by a nationally or internationally recognized statistical rating organization. Investments in unrated debt securities are limited to those deemed to be of comparable quality as analyzed by the

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Adviser under its own procedures. Securities in the fourth-highest grade may possess speculative characteristics. If the rating of a security held by a Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security. The Adviser will, however, consider that fact in determining whether the Fund should continue to hold the security. The risks inherent in a debt security depend primarily on its term and quality, as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities. Conversely, an increase in rates usually reduces the value of debt securities.
Portfolio Turnover. A Fund’s annual turnover rate indicates changes in its portfolio investments. A Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its investment objective and policies. It is anticipated that the Funds will each experience high rates of portfolio turnover. High portfolio turnover in any year will result in payment by a Fund of above-average amounts of transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains. Under normal market conditions, only securities that increase in value shortly after purchase and that generally continue to increase in value (although they may experience temporary stagnant or declining periods) will be retained by the Funds. Securities sold by a Fund may be purchased again at a later date if the Adviser perceives that the securities are again “timely.” In addition, portfolio adjustments will be made when conditions affecting relevant markets, particular industries or individual issues warrant such action. In light of these factors and the historical volatility of domestic growth stocks, the Funds are likely to experience high portfolio turnover rates, but portfolio turnover rates may vary significantly from year to year as noted in the Funds’ Financial Highlights. Portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.
Repurchase Agreements. Each Fund may invest in repurchase agreements, provided that it will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement involves the sale of securities to a Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount representing interest at an agreed-upon interest rate within a specified period of time, usually less than one week, but, on occasion, at a later time. Repurchase agreements entered into by a Fund will be fully collateralized and will be marked-to-market daily. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.
When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements. Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such purchase commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons.
Each Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.
At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be earmarked or segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit, may increase net asset value fluctuation.
Lending Portfolio Securities. Each Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. Any such loan must be continuously secured by collateral (cash or U.S. Government securities). In the event of bankruptcy or other default of the borrower, a Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses.
Disclosure of Portfolio Holdings. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.

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Management of the Funds
Trustees and Adviser. The Board of Trustees of the Trust has overall management responsibility. See the SAI for the names of and additional information about the Trustees and officers. The Adviser, Driehaus Capital Management LLC, 25 East Erie Street, Chicago, Illinois 60611, is responsible for providing investment advisory and management services to the Funds, subject to the direction of the Board of Trustees. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser was organized in 1982 and as of ___, 2009, managed approximately $         billion in assets.
Each Fund pays the Adviser an annual investment management fee on a monthly basis as follows. These fees are higher than the fees paid by most mutual funds.

As a percentage of
Fund	average daily net assets
Driehaus Mid Cap Growth Fund	%
Driehaus Large Cap Growth Fund	%
As previously discussed, the Adviser has entered into written agreements to waive a portion of its management fee and to reimburse operating expenses to the extent necessary to cap the Driehaus Mid Cap Growth and the Driehaus Large Cap Growth Funds’ expense ratios at 1.75%. Because of these agreements, the Funds may pay the Adviser less than the contractual management fee.
Disclosure relating to the material factors and conclusions with respect to those factors that formed the basis for the Board of Trustees’ approval of the Funds’ investment advisory agreements will be available in the Funds’ semi-annual report to shareholders dated June 30, 2009. Shareholder reports may be obtained by calling 1-800-560-6111, or by visiting www.driehaus.com or the SEC’s website at www.sec.gov.
Portfolio Manager — Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund. Dan Wasiolek has managed the Driehaus Mid Cap Growth Fund and the Driehaus Large Cap Growth Fund since their inception on ___, 2009. Mr. Wasiolek is responsible for making all investment decisions on behalf of the Funds. Mr. Wasiolek was an investment analyst and then assumed portfolio management responsibilities for the Driehaus Institutional Mid Cap, L.P. and the Driehaus Mid Cap Investors, L.P., the predecessor limited partnerships to the Driehaus Mid Cap Growth Fund, since October 26, 2007 and the Driehaus Large Cap Growth Fund, L.P., the predecessor limited partnership to the Driehaus Large Cap Growth Fund, since it commenced operations on January 1, 2008.
Mr. Wasiolek joined the Adviser in 1998 upon completion of his B.A. degree from Illinois Wesleyan University. In 2002, Mr. Wasiolek earned an M.B.A. from DePaul University’s Kelstadt School of Business. Mr. Wasiolek is also the Co-Portfolio Manager of the Driehaus Global Growth Fund, another fund in the Trust. Prior to assuming portfolio manager responsibilities, Mr. Wasiolek was an investment analyst with the Adviser.
Assistant Portfolio Manager — Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund. Michael Schmidt has been the assistant portfolio manager of the Driehaus Mid Cap Growth Fund and the Driehaus Large Cap Growth Fund since their inception on ___, 2009. Mr. Schmidt has certain responsibilities for investment decision-making on the Driehaus Mid Cap Growth Fund and the Driehaus Large Cap Growth Fund, subject to Mr. Wasiolek’s approval.
Mr. Schmidt received his B.S. degree in Finance from Miami University in 2002. Mr. Schmidt began his career with The Vanguard Group in client services until he joined the Adviser in 2004. In 2007, Mr. Schmidt earned an M.B.A. degree from DePaul University’s Kelstadt School of Business. Effective January 1, 2009, Mr. Schmidt assumed assistant portfolio manager responsibilities for all accounts in the Adviser’s Mid Cap Growth and Large Cap Growth Strategies. Prior to assuming assistant portfolio manager responsibilities, Mr. Schmidt was an investment analyst with the Adviser.
The SAI provides additional information about the portfolio manager’s and assistant portfolio manager’s compensation, other accounts managed, and ownership of securities in the Funds.
Distributor. Driehaus Securities LLC (“DS LLC”), an affiliate of the Adviser, acts as the distributor of the Trust’s shares pursuant to a Distribution Agreement, without any sales concessions or charges to the Funds or to their shareholders. DS LLC is located at 25 East Erie Street, Chicago, Illinois 60611. DS LLC also executes portfolio transactions for the Funds pursuant to procedures approved by the Board of Trustees.

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Administrator. PNC Global Investment Servicing (U.S.) Inc. (“PNC”) is the administrator for the Funds. In such capacity, PNC assists the Funds in aspects of their administration and operation, including certain accounting services.
Transfer Agent. PNC is the agent of the Funds for the transfer of shares, disbursement of dividends and maintenance of shareholder accounting records.
Custodian. JPMorgan Chase Bank N.A. (the “Custodian”) is the custodian for the Funds.

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Shareholder Information
Net Asset Value
Each Fund’s net asset value is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 3:00 p.m., Central time) on each day the NYSE is open for trading. Purchases and redemptions are made at a Fund’s net asset value per share next calculated after receipt of your purchase order and payment in good form. Net asset value per share is determined by dividing the difference between the values of a Fund’s assets and liabilities by the number of its shares outstanding. The Funds’ holdings are typically valued using readily available market quotations provided by an independent pricing service. Securities may be valued using methods approved by the Board of Trustees when: (i) securities cannot be priced through a readily available market quotation provided by a pricing service and no broker-dealer quotations are available, or (ii) an event occurs that affects the value of a portfolio security between the time its price is determined in its local market or exchange and the close of the NYSE where the event would materially affect net asset value.
Opening an Account
1)	Read this Prospectus carefully.

2)	Each Fund has the following minimum investments, which may be waived at the discretion of DS LLC:

				Minimum	Minimum
			Minimum	Automatic	Automatic
Minimum	Minimum	Minimum	Subsequent	Investment	Investment
Initial	Subsequent	Initial IRA	IRA	Plan	Plan
Investment	Investment	Investment	Investment	(Monthly)	(Quarterly)

$10,000	$2,000	$2,000	$500	$100	$300
3)	Complete the appropriate sections of the New Account Application, carefully following the instructions. If you have questions, please contact Shareholder Services at 1-800-560-6111. Complete the appropriate sections of the application which apply to account privileges. You will automatically have telephonic redemption and exchange privileges unless you indicate on the application that you do not want these privileges. By confirming your privileges on the New Account Application, you can avoid the delay of having to submit an additional application to change your privileges.

The Funds seek to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Funds may limit account activity until investor identification information can be verified. If the Funds are unable to obtain sufficient investor identification information such that the Funds may form a reasonable belief as to the true identity of an investor, the Funds may take further action including closing the account.

4)	Include your purchase check or call Shareholder Services at 1-800-560-6111 to initiate a wire purchase.

5)	To open an Individual Retirement Account (IRA), complete the appropriate Traditional or Roth IRA Application which may be obtained by visiting www.driehaus.com or by calling Shareholder Services at 1-800-560-6111. IRA investors should also read the IRA Disclosure Statement and Custodial Account Agreement for further details on eligibility, service fees, and federal tax considerations. For IRA accounts, the procedures for purchasing and redeeming shares of the Funds, and the account features, policies and fees may differ from those discussed in this Prospectus. Please contact Shareholder Services at 1-800-560-6111 for additional information.

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How to Purchase Shares
1)	By Mail. Make your check payable to Driehaus Mutual Funds. The Funds accept:
•	Your personal check, preprinted with your name and address

•	Certified personal checks
for Fund share purchases under $100,000. For purchases of $100,000 or more, the Funds accept only wire transfers.
Driehaus Mutual Funds will not accept the following forms of payment for Fund shares:
•	Cash

•	Credit cards

•	Cashier’s/Official checks

•	Bank drafts

•	Third party checks

•	“Starter” checks that do not have a printed name and address on them

•	Travelers checks

•	Credit card checks

•	Money orders
Any expense incurred as a result of a returned check will be borne by the shareholder. The Fund will charge a $20 fee against your account, in addition to any loss sustained by the Fund, for any check returned for insufficient funds. If you are adding to your existing account, fill out the detachable investment slip from an account statement or indicate your Fund account number and the name(s) in which the account is registered directly on the check. Send to:

Regular Mail:	Overnight Delivery:
Driehaus Mutual Funds	Driehaus Mutual Funds
c/o PNC Global Investment	c/o PNC Global Investment
Servicing (U.S.) Inc.	Servicing (U.S.) Inc.
P.O. Box 9817	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
2)	By Wire Transfer. Call Shareholder Services at 1-800-560-6111 to initiate your purchase and obtain your account number. Then wire your investment to:

PNC Bank, NA
ABA #031000053
Credit: Driehaus Purchase Account
Bank Account #: 8611082419
Fund Name: ( )
Further Credit: (Shareholder name and account number)
3)	Through Automatic Investment Plan. Additional investments in shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds via Automated Clearing House Network Transfer (“ACH”) from your pre-designated bank account through the Automatic Investment Plan.

4)	Through ACH. Additional investments in shares of the Funds may also be made at any time by authorizing the Transfer Agent to withdraw funds via ACH from your pre-designated bank account. The Funds do not accept initial investments through ACH. Instructions to purchase shares of the Funds by ACH which are received prior to close of the NYSE receive the net asset value calculated on the next business day. Instructions to purchase shares of the Funds by ACH received after the close of the NYSE receive the net asset value calculated on the second business day after receipt.

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5)	Through Financial Institutions. Investors may purchase (or redeem) shares through investment dealers or other financial institutions. The institutions may charge for their services or place limitations on the extent to which investors may use the services offered by the Funds. There are no charges or limitations imposed by the Funds, other than those described in this Prospectus, if shares are purchased (or redeemed) directly from the Funds or DS LLC. However, unless waived, the Funds will deduct 2.00% from the redemption amount if you sell your shares within 60 days after purchase.
New investors who would like to participate in the Automatic Investment Plan or make additional investments in shares of the Funds by ACH should completed the appropriate section of the account application and mail it to Driehaus Mutual Funds at the address included in the By Mail section above. Current investors should complete the Optional Account Services Form to add either or both privileges to their account(s). To obtain either form, call Shareholder Services at 1-800-560-6111 or visit www.driehaus.com.
Financial institutions that enter into a sales agreement with DS LLC or the Trust (“Intermediaries”) may accept purchase and redemption orders on behalf of the Funds. If communicated in accordance with the terms of the sales agreement, a purchase or redemption order will be deemed to have been received by the Funds when the Intermediary accepts the order. In certain instances, an Intermediary (including Charles Schwab & Co., Inc.) may designate other third-party financial institutions (“Sub-Designees”) to receive orders from their customers on the Funds’ behalf. The Intermediary is liable to the Funds for its compliance with the terms of the sales agreement and the compliance of each Sub-Designee. All orders will be priced at the applicable Fund’s net asset value next computed after they are accepted by the Intermediary or Sub-Designee, provided that such orders are communicated in accordance with the terms of the applicable sales agreement.
Certain Intermediaries may enter purchase orders on behalf of their customers by telephone, with payments to follow within several days as specified in their sales agreement. Such purchase orders will be effected at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the Intermediary to place the order on a timely basis. If payment is not received within the time specified in the agreement, the Intermediary could be held liable for any fees or losses resulting from the cancellation of the order.
DS LLC makes payments, and the Adviser may make payments, out of their own resources to Intermediaries for providing shareholder servicing or distribution related activities. No payments are made by the Funds for distribution or promotion of the Funds.
General Purchase Information
Shares of each Fund are offered only to residents of states and other jurisdictions in which the shares are available for purchase. The Funds do not intend to sell shares to persons or entities, including foreign financial institutions and private banking accounts, residing outside the U.S., its territories and possessions, even if they are U.S. citizens or lawful permanent residents, except to persons with U.S. military APO or FPO addresses. The Funds reserve the right not to accept any purchase order. The Funds also reserve the right to change their investment minimums without notice. For all purchases, confirmations are sent to the investor in writing except purchases made by reinvestment of dividends, which will be confirmed quarterly.
“Buying a Dividend.” Unless you are purchasing Fund shares through a tax-deferred account (such as an IRA), buying Fund shares at a time when a Fund has substantial recognized or unrecognized gains can cost you money in taxes. See “Distributions and Taxes — Buying a Distribution” below. Contact the Fund for information concerning when distributions will be paid.
Shares Purchased by Check or ACH. Shares purchased by check are subject to a 10 business day escrow period to ensure payment to the relevant Fund. Shares purchased by ACH are subject to a 5 business day escrow period to ensure payment to the relevant Fund. The proceeds of shares redeemed during the escrow period will be released after expiration of the escrow period.

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How to Redeem Shares
1)	By Mail. Shareholders may sell shares by writing the Funds at the following address:

Regular Mail:	Overnight Delivery:
Driehaus Mutual Funds	Driehaus Mutual Funds
c/o PNC Global Investment	c/o PNC Global Investment
Servicing (U.S.) Inc.	Servicing (U.S.) Inc.
P.O. Box 9817	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
Certain requests for redemption must be signed by the shareholder with a signature guarantee. See “Shareholder Services and Policies — Medallion Signature Guarantees.” Redemption proceeds will be net of any applicable redemption fees.
2)	By Telephone. You will automatically have the telephone redemption by check privileges when you open your account unless you indicate on the application that you do not want this privilege. You may also have redemption proceed sent directly to your bank account by wire or ACH if you mark the appropriate box(es) and provide your bank information on your application. If you are a current shareholder, you should complete the Optional Account Services Form to add these additional redemption options to your account. You may make a telephone redemption request for up to $100,000 by calling Shareholder Services at 1-800-560-6111 and providing your account number, the exact name of your account and your social security or taxpayer identification number. See “General Redemption Information” below for specific information on payment of redemption proceeds under each payment option. The Funds reserve the right to suspend or terminate the telephone redemption privilege at any time.

Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose address has changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record or wired or electronically transferred to a bank account previously designated by you in writing.

3)	By Wire Transfer. If you have chosen the wire redemption privilege, you may request the Funds to transmit your proceeds by Federal Funds wire to a bank account previously designated by you in writing and not changed within the past 30 days. See “General Redemption Information — Execution of Requests” below.

4)	Through ACH. Your redemption proceeds less any applicable redemption fee, can be electronically transferred to your pre-designated bank account on or about the date of your redemption. There is no fee associated with this redemption payment method.

5)	Through Financial Institutions. If you bought your shares through a financial institution and these shares are held in the name of the financial institution, you must redeem your shares through the financial institution. Please contact the financial institution for this service.
General Redemption Information
Institutional and Fiduciary Account Holders. Institutional and fiduciary account holders, such as corporations, custodians, executors, administrators, trustees or guardians, must submit, with each request, a completed certificate of authorization in a form of resolution acceptable to the Funds. The request must include other supporting legal documents as required from organizations, executors, administrators, trustees or others acting on accounts not registered in their names. For more information, please contact Shareholder Services at 1-800-560-6111.
Cancellation. A shareholder may not cancel or revoke a redemption order once instructions have been received and accepted. The Funds cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.
Redemptions by the Funds. The Funds reserve the right to redeem shares in any account and send the proceeds to the owner if, immediately after a redemption, the shares in the account do not have the Minimum Account Value as shown below:

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		Minimum IRA
Fund	Minimum Account Value	Account Value
Driehaus Mid Cap Growth Fund	$5,000	$1,500
Driehaus Large Cap Growth Fund	$5,000	$1,500
A shareholder would be notified that the account is below the minimum and would have 30 days to increase the account before the account is redeemed.
In-Kind Redemptions. The Funds generally intend to pay all redemptions in cash. However, the Funds may pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities, if your requests over a 90-day period total more than $250,000 or 1% of the net assets of the relevant Fund, whichever is less. An in-kind redemption is taxable for federal income tax purposes in the same manner as a redemption for cash.
Execution of Requests. If an order is placed prior to the close of regular trading on the NYSE (normally 3:00 p.m., Central time) on any business day, the purchase of shares is executed at the net asset value determined as of the closing time that day. If the order is placed after that time, it will be effected on the next business day.
A redemption order will be executed at the price which is the net asset value determined after proper redemption instructions are received, minus the redemption fee, if applicable. The redemption price received depends upon the Fund’s net asset value per share at the time of redemption and any applicable redemption fee. Therefore, it may be more or less than the price originally paid for the shares and may result in a realized capital gain or loss for federal income tax purposes.
Each Fund will deduct a redemption fee of 2.00% from the redemption amount for shareholders who sell their shares within 60 days of purchase. This fee is paid to the Fund and is designed to offset the commission costs, market impact costs, tax consequences to the Fund, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Redemption fees may be waived in certain circumstances (see “Policies and Procedures Regarding Frequent Purchases and Redemptions” below).
For shareholders who purchased shares on different days, the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to shares that were acquired through reinvestment of distributions.
The Funds will pay redemption proceeds, less any applicable fees (including redemption fees), as follows:
1)	PAYMENT BY CHECK — Normally mailed within seven days of redemption to the address of record.

2)	PAYMENT BY WIRE — Normally sent via the Federal Wire System on the next business day after redemption ($15 wire fee applies) to your pre-designated bank account.

3)	PAYMENT BY ACH — Normally sent by ACH on or about the date of your redemption to your pre-designated bank account. Please consult your financial institution for additional information.
If it is in the best interest of the Funds to do so, the Funds may take up to seven days to pay proceeds from shares redeemed. For payments sent by wire or ACH, the Funds are not responsible for the efficiency of the federal wire or ACH systems or the shareholder’s financial services firm or bank. The shareholder is responsible for any charges imposed by the shareholder’s financial services firm or bank. Payment for shares redeemed within 10 business days after purchase by personal check or 5 business days after purchase by ACH will be delayed until the applicable escrow period has expired. Shares purchased by certified check or wire are not subject to the escrow period.
Policies and Procedures Regarding Frequent Purchases and Redemptions
Frequent and short-term trading in shares of the Funds, known as “market timing,” can harm long-term Fund shareholders. Such short-term trading activity can result in increased costs to the Funds for buying and selling portfolio securities and also can disrupt portfolio management strategies when the Funds need to maintain cash or liquidate portfolio holdings to meet redemptions.

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The Trust’s Board of Trustees has adopted policies and procedures in an effort to discourage and prevent market timing, which do not accommodate frequent purchases and redemptions of shares. The Trust imposes a 2% redemption fee on redemptions (including exchanges) of Fund shares made within 60 days of their purchase. This redemption fee was imposed to reduce the impact of costs resulting from short-term trading and to deter market timing activity. The Funds waive the redemption fee in certain circumstances, including for certain retirement plan investors, for certain omnibus accounts when the Intermediary collects the fee at the sub-account level and remits it to the Funds, for investors in certain wrap programs and otherwise, at the Funds’ discretion. The Funds reserve the right to modify or terminate these waivers at any time.
The Funds’ Adviser receives trading activity information from the Transfer Agent and monitors Fund inflows and outflows for suspected market timing activity using certain activity thresholds. The Adviser monitors the trading activity of direct shareholders and trading activity through Intermediaries, as well as instances in which the Funds receive a redemption fee from a direct shareholder or Intermediary account. This monitoring may result in the Funds’ rejection or cancellation of future purchase or exchange transactions in that shareholder’s account(s) without prior notice to the shareholder. Under current procedures, such rejection or cancellation would occur within one business day after the Adviser identifies the suspected market timing activity. The Funds also may limit the number of exchanges a shareholder can make between the Funds.
Shares of the Funds may be purchased directly from the Funds (through the Transfer Agent) or through omnibus arrangements with broker-dealers or other Intermediaries that aggregate shareholder transactions. The Funds do not know the identity of the beneficial owners of many of the accounts opened through Intermediaries and consequently rely on the Intermediaries to comply with the Funds’ policies and procedures on frequent purchases and redemptions. In some instances, the Funds allow an Intermediary to impose frequent trading restrictions that differ from those of the Funds. Investors who purchase shares through an Intermediary should review any disclosures provided by the Intermediary with which they have an account to determine what frequent trading restrictions may apply to their account. The Funds may direct any Intermediary to block any shareholder account from future trading in the Funds if market timing is suspected or discovered.
Shareholders seeking to engage in market timing activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent such trading, there is no guarantee that the Funds or Intermediaries will be able to identify these shareholders or curtail their market timing activity.
Shareholder Services and Policies
Exchanging Shares. Any shares of a Fund that you have held for the applicable escrow period may be exchanged for shares of any other Driehaus Mutual Fund in an identically registered account, provided the Fund(s) to be acquired is (are) registered for sale in your state of residence and you have met the minimum initial investment requirements. Procedures applicable to the purchase and redemption of a Fund’s shares are also applicable to exchanging shares, including the prices that you receive and pay for the shares you exchange. You will automatically have the ability to exchange shares of any Driehaus Mutual Fund by telephone unless you indicate on your application that you do not want this privilege. The Funds reserve the right to limit the number of exchanges between Funds and to reject any exchange order. The Funds reserve the right to modify or discontinue the exchange privilege at any time upon 60 days’ written notice. For federal income tax purposes, an exchange is treated the same as a sale and you may recognize a capital gain or loss upon an exchange, depending upon the cost or other basis of the shares redeemed. The 2.00% redemption fee also applies to shareholders who exchange their shares for any other Driehaus Mutual Fund shares within 60 days of purchase.
Medallion Signature Guarantees. A medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account activity. In addition to certain signature requirements, a medallion signature guarantee is required in any of the following circumstances:
•	A redemption request is over $100,000.

•	A redemption check is to be made payable to anyone other than the shareholder(s) of record or the name has been changed within 30 days of the request.

•	A redemption check is to be mailed to an address other than the address of record or the address has been changed within 30 days of the request.

•	A redemption amount is to be wired to a bank other than one previously authorized.

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•	To add or change bank information for wire or ACH transactions on an existing account.
At the Funds’ discretion, medallion signature guarantees also may be required for other transactions or changes to your account. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP), and the New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not part of these programs will not be accepted.
Telephone Transactions. Shareholders will automatically have telephone redemption by check and exchange privileges unless they indicate on their account application that they do not want these privileges. Shareholders may initially purchase shares by telephone via bank wire. Shareholders engaging in telephone transactions should be aware of the risks associated with these types of transactions as compared to written requests. Although the Funds employ reasonable procedures to confirm that instructions received by telephone are genuine, a shareholder authorizing a transaction by telephone bears the risk of any resulting losses, unless the Funds or their service providers fail to employ these measures. In such cases, the Funds or their service providers may be liable for losses arising from unauthorized or fraudulent instructions. In addition, the Funds reserve the right to record all telephone conversations. Confirmation statements for telephone transactions should be reviewed for accuracy immediately upon receipt by the shareholder.
Unusual Circumstances. During times of unusual economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In addition, in unusual circumstances, a Fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to seven days or longer as allowed by federal securities laws. In the event that you are unable to reach the Funds by telephone, requests may be mailed to the Funds at the address listed in “How to Redeem Shares.”
A Note on Mailing Procedures. In order to provide greater convenience to our shareholders and cost savings to the Funds by reducing the number of duplicate shareholder mailings, only one copy of most proxy statements, financial reports and prospectuses will be mailed to households, even if more than one person in a household holds shares of a Fund. Separate shareholder statements will continue to be mailed for each Fund account. If you want additional copies or do not want your mailings to be “householded,” please call Shareholder Services at 1-800-560-6111 or write to P.O. Box 9817, Providence, Rhode Island 02940.
Dividend Policies
Reinvestment of Distributions. Dividends and distributions payable by a Fund are automatically reinvested in additional shares of such Fund unless the investor indicates otherwise on the application or subsequently notifies the Fund, in writing, of the desire to not have dividends automatically reinvested. Reinvested dividends and distributions are treated the same for federal income tax purposes as dividends and distributions received in cash.
Distributions and Taxes
Payment of Dividends and Other Distributions. The Funds pay its shareholders dividends from its investment company taxable income, and distributions from any realized net capital gains (i.e., the excess of net long-term capital gains over the sum of net short-term capital losses and capital loss carryforwards from prior years). Dividends and distributions are generally paid once a year. Each Fund intends to distribute at least 98% of any ordinary income for the calendar year (not taking into account any capital gains or losses), plus 98% of capital gain net income realized during the 12-month period ended October 31 in that year, if any. Each Fund intends to distribute any undistributed ordinary income and capital gain net income in the following year. A shareholder may, however, realize a capital gain or loss for federal income tax purposes upon the redemption or exchange of Fund shares, depending upon the cost or other basis of the shares redeemed. Moreover, because each Fund succeeded to the tax basis of the assets of its predecessor Limited Partnership(s), shareholders should be aware that as portfolio securities that were received from the Limited Partnership(s) are sold, any capital gain that existed at such time may be recognized by the Fund, and such recognized gain, if any, will be distributed to Fund shareholders as dividend or distributions and will be taxable to them.
Federal Income Tax Status of Dividends and Other Distributions. Distributions by a Fund of investment company taxable income (determined without regard to the deduction for dividends paid) are generally subject to federal income tax at ordinary income tax

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rates. However, a portion of such distributions that were derived from certain corporate dividends may qualify for either the 70% dividends received deduction available to corporate shareholders under the Code or the reduced rates of federal income taxation for “qualified dividend income” currently available to individual and other noncorporate shareholders under the Code, provided certain holding period and other requirements are satisfied. The reduced rates of federal income taxation applicable to qualified dividend income will expire for taxable years beginning after December 31, 2010. Distributions of net capital gains, if any, are generally taxable as long-term capital gains for federal income tax purposes regardless of how long a shareholder has held shares of a Fund. The U.S. federal income tax status of all distributions will be designated by a Fund and reported to its shareholders annually. Distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared in the last three months of the calendar year and paid in the following January are taxable as if paid on December 31 of the year declared.
Taxability of Distributions to Individuals and Other Noncorporate Shareholders
(taxable years beginning in 2008)

	Tax Rate for	Tax Rate for
Type of Distribution	15% Bracket or lower	25% Bracket or above
Income Dividends	ordinary income rate	ordinary income rate
Short-term Capital Gains	ordinary income rate	ordinary income rate
Long-term Capital Gains	0%	15%
Qualified Dividend Income	0%	15%
Buying a Distribution. A distribution paid after an investor purchases shares of a Fund will reduce the net asset value of the shares by the amount of the dividend or distribution, but such dividend or distribution nevertheless will be taxable to such shareholder even if it represents a return of a portion of the shareholder’s investment.
Redemption of Fund Shares. If a shareholder redeems or exchanges Fund shares in a non-retirement account, it is generally considered a taxable event for federal income tax purposes. Depending on the purchase price and the sale price of the shares redeemed or exchanged, the shareholder may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if the shareholder held the shares for more than one year. If the shareholder held the shares for one year or less, the gain or loss will generally be treated as a short-term gain or loss. Short-term capital gain is taxable at ordinary income tax rates for federal income tax purposes. Shareholders may be limited in their ability to utilize capital losses. Any loss realized on sales or exchanges of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.
Backup Withholding. A Fund may be required to withhold federal income tax (“backup withholding”) at a 28% rate from dividends, distributions and redemption proceeds paid to certain shareholders. Backup withholding may be required if:
•	An investor fails to furnish the Fund with the investor’s properly certified social security or other tax identification number;

•	An investor fails to properly certify that the investor’s tax identification number is correct or that the investor is not subject to backup withholding due to the under reporting of certain income; or

•	The Internal Revenue Service (“IRS”) informs the Fund that the investor’s tax identification number is incorrect or that the investor is subject to backup withholding.
Taxation of Non-U.S. Shareholders. Non-U.S. shareholders, including shareholders who, with respect to the U.S., are nonresident aliens, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by an applicable treaty.
Certifications of federal income tax status are contained in the account application that should be completed and returned when opening an account. Each Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for a Fund to reimburse a shareholder for amounts withheld. A shareholder may, however, claim the amount withheld as a credit on the shareholder’s federal income tax return, provided certain information is provided to the IRS.
The foregoing discussion of U.S. federal income taxation is only a general summary. It is not intended to be a full discussion of all federal income tax laws and their effect on shareholders. Shareholders should consult their tax advisors as to the federal, state, local or foreign tax consequences of ownership of any Fund shares before making an investment in a Fund.

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For More Information
More information on these Funds is available without charge, upon request, including the following:
Annual/Semi-Annual Reports
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a letter from the Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Funds’ performance during the Funds’ last fiscal period.
Statement of Additional Information (SAI)
The SAI provides more details about each Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference.
To Obtain Information:
By Telephone
Call 1-800-560-6111
By Mail
Write to:
Driehaus Mutual Funds
P.O. Box 9817
Providence, RI 02940
On the Internet
Text-only versions of Fund documents, including the SAI, annual and semi-annual reports can be viewed online or downloaded without charge from: www.driehaus.com or the SEC at http://www.sec.gov.
You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (1-202-551-5850) or by sending your request by email to publicinfo@sec.gov or to the SEC’s Public Reference Section, Washington, DC 20549 (a duplicating fee is charged).
© 2009, Driehaus Mutual Funds
1940 Act File No. 811-07655

SUBJECT TO COMPLETION, DATED JANUARY 30, 2009
Statement of Additional Information Dated ____________, 2009
DRIEHAUS MUTUAL FUNDS
25 East Erie Street
Chicago, Illinois 60611
1-800-560-6111
DRIEHAUS MID CAP GROWTH FUND
DRIEHAUS LARGE CAP GROWTH FUND
(the “Funds”)
This Statement of Additional Information (“SAI”) is not a prospectus, but provides additional information that should be read in conjunction with the Funds’ prospectus dated ___, 2009 and any supplements thereto (“Prospectus”). The Prospectus may be obtained at no charge by calling 1-800-560-6111.
The information in this SAI is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

GENERAL INFORMATION AND HISTORY
Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are each a series of Driehaus Mutual Funds (the “Trust”), an open-end management investment company. Driehaus Capital Management LLC (“DCM” or the “Adviser”) provides management and investment advisory services to each Fund. The Trust is a Delaware statutory trust organized under an Agreement and Declaration of Trust (“Declaration of Trust”) dated May 31, 1996, as subsequently amended. The Trust or a Fund may be terminated (i) by the affirmative vote of at least two-thirds of the outstanding shares of the Trust (or Fund) at any meeting of shareholders, or (ii) by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by at least two-thirds of the outstanding shares, or (iii) by the Trustees by written notice to shareholders. The Trust may issue an unlimited number of shares, in one or more series or classes as its Board of Trustees (the “Board”) may authorize.
Each share of a Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a Fund have equal rights in the event of liquidation of that series.
As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of the Trust’s outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a Trustee or Trustees and will assist in the communication with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940, as amended (the “1940 Act”). All shares of all series of the Trust are voted together in the election of Trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by an individual Fund, except that shares are voted by an individual Fund when required by the 1940 Act or other applicable law, or when the Board determines that the matter affects only the interests of one Fund, in which case shareholders of the unaffected Fund are not entitled to vote on such matters.
The Funds expect to commence operations on ___, 2009. On ___, 2009 the Driehaus Mid Cap Growth Fund will succeed to the assets of the Driehaus Institutional Mid Cap, L.P. and the Driehaus Mid Cap Investors, L.P. and the Driehaus Large Cap Growth Fund will succeed to the assets of the Driehaus Large Cap Growth Fund, L.P.
PORTFOLIO INVESTMENTS AND RISK CONSIDERATIONS
General Investment Risks
As with all investments, at any given time the value of your shares in the Fund(s) may be worth more or less than the price you paid. The value of your shares depends on the value of the individual securities owned by the Funds which will go up and down depending on the performance of the company that issued the security, general market and economic conditions, and investor confidence. In addition, the market for securities generally rises and falls over time, usually in cycles. During any particular cycle, an investment style may be in or out of favor. If the market is not favoring the Funds’ style, the Funds’ gains may not be as big as, or its losses may be larger than, those of other equity funds using different investment styles.
Foreign Securities
The Funds may purchase foreign securities in the form of American Depositary Receipts (“ADRs”). ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. Generally, ADRs are designed for the U.S. securities markets. The Funds may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, each Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

Lending of Portfolio Securities
Subject to restriction (3) under “Investment Restrictions” in this SAI, each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by that Fund. Each Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Each Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. Each Fund would not have the right to vote the securities during the existence of the loan, but would call the loan to permit voting of the securities if, in the Adviser’s judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, each Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while each Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.
Repurchase Agreements
Each Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days as well as any other illiquid securities. A repurchase agreement is a sale of securities to the Fund(s) in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price within a specified time. In the event of bankruptcy of the seller, the Fund(s) could experience both losses and delays in liquidating its collateral.
Warrants
The Funds may purchase warrants, which are instruments that give holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. Warrants are generally sold by companies intending to issue stock in the future, or by those seeking to raise cash by selling shares held in reserve.
Short Sales
The Funds may make short sales “against the box.” In a short sale, a Fund sells a borrowed security and is required to return the identical security to the lender. A short sale “against the box” involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale “against the box” enables each Fund to obtain the current market price of a security that it desires to sell but is unavailable for settlement.
Rule 144A Securities
The Funds may purchase securities that have been privately placed but are eligible for purchase and sale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund’s restriction of investing no more than 15% of its net assets in illiquid securities. In determining whether a Rule 144A security is liquid or not, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser will consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Line of Credit
Subject to restriction (4) under “Investment Restrictions” in this SAI, the Trust has established a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Currently the line of credit is available to each Fund.
Portfolio Turnover
Portfolio turnover rate is commonly measured by dividing the lesser of total purchases or sales for the period under consideration by the average portfolio value (i.e., the cumulative total investment in the account at the end of each month, divided by the number of months under consideration).
Derivatives
Consistent with its objective, each Fund may invest in a broad array of financial instruments and securities, commonly known as derivatives. The Funds may enter into conventional exchange-traded and nonexchange-traded options, futures contracts, futures options, swaps and similar transactions, such as caps, floors and collars, involving or relating to securities, interest rates, prices or other items. In each case, the value of the instrument or security is “derived” from the performance of an underlying asset or a “benchmark,” such as a security, an index, or an interest rate.
Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability or other factors. They also may be used in an effort to enhance portfolio returns.
The successful use of derivatives depends on the Adviser’s ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a derivative may not be well established. Finally, privately negotiated and over-the-counter derivatives may not be as well regulated and may be less marketable than exchange-traded derivatives.
The Funds may use equity linked certificates/notes/swaps (all derivatives) to further their investment objectives. In buying such derivatives, the Funds could be purchasing bank debt instruments, swaps or certificates that vary in value based on the value of the underlying benchmark security. If a Fund buys such derivative instruments, it is subject to the risk of the inability or refusal to perform of the counterparties to the transaction.
A swap transaction is an individually negotiated, nonstandardized agreement between two parties to exchange cash flows (and sometimes principal amounts) measured by different interest rates, exchange rates, indices or prices, with payments generally calculated by reference to a principal (“notional”) amount or quantity. In general, swaps are agreements pursuant to which a Fund contracts with a bank or a broker/dealer to receive a return based on or indexed to the performance of an individual security or a basket of securities. A Fund usually will enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. Swap contracts are not traded on exchanges; rather, banks and dealers act as principals in these markets. As a result, a Fund will be subject to the risk of the inability or refusal to perform with respect to such contracts on the part of the counterparties with which the Fund trades. If there is a default by a counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market is generally not regulated by any government authority. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade.

The Funds intend to use interest rate and index swaps as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.
With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will earmark or segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund’s net obligation, if any.
Options on Securities and Indexes. The Funds may purchase and sell put options and call options on securities or indexes in standardized contracts traded on recognized securities exchanges, boards of trade or similar entities, or quoted on Nasdaq. The Funds may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)
A Fund will write call options and put options only if they are “covered.” For example, in the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are earmarked or held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.
If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.
Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.
A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain, or, if it is less, a Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
There are several risks associated with transactions in options. For example, there are significant differences between the securities markets and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased.
Futures Contracts and Options on Futures Contracts. The Funds may use interest rate futures contracts and index futures contracts. An interest rate or index contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index1 at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to, the Standard & Poor’s 500® Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index), as well as financial instruments (including, but not limited to, U.S. Treasury bonds and U.S. Treasury notes). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.
The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices or anticipated changes in interest rates that might adversely affect either the value of the Fund’s securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase a Fund’s exposure to stock price and interest rate fluctuations, a Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.
The Funds will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.
The success of any futures transaction depends on the Adviser correctly predicting changes in the level and direction of stock prices, interest rates and other factors. Should those predictions be incorrect, a Fund’s return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the Adviser might

[1]	A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.
When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities or other securities acceptable to the broker (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, each Fund will mark-to-market its open futures positions.
Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.
Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.
There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of a Fund’s portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in a Fund’s portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
Limitations on Options and Futures. If other options, futures contracts or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided that the Board determines that their use is consistent with the Fund’s investment objective.
When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.
A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.
The Trust, on behalf of each Fund, has claimed an exemption from the definition of the term “commodity pool operator” available to qualifying entities pursuant to Regulation 4.5 promulgated by the Commodity Futures Trading Commission. Accordingly, the Funds are not subject to registration or regulation as a “commodity pool operator.”
INVESTMENT RESTRICTIONS
Each Fund operates under the following fundamental investment restrictions, which, together with the investment objective and fundamental policies, cannot be changed without the approval of a “majority of the outstanding voting securities,” which is defined in the 1940 Act to mean the lesser of (i) 67% of a Fund’s shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a Fund’s outstanding shares. Each Fund may not:
(1)	act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the 1933 Act on disposition of securities acquired subject to legal or contractual restrictions on resale;
(2)	purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward currency contracts;
(3)	make loans, but this restriction shall not prevent the Fund from (c) buying a part of an issue of bonds, debentures, or other obligations, (d) investing in repurchase agreements, or (e) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets (taken at market value at the time of such loan);
(4)	borrow, except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 33 1/3% of its total assets, and the Fund will not purchase additional securities when its borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of its total assets) and (b) enter into transactions in options, futures and options on futures;
(5)	invest in a security if 25% or more of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry,[2] except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; or
(6) issue any senior security except to the extent permitted under the 1940 Act.
Each Fund is also subject to the following nonfundamental restrictions and policies, which may be changed by the Board without shareholder approval. Each Fund may not:
(1) invest in companies for the purpose of exercising control or management;
(2)	purchase, except for securities acquired as part of a merger, consolidation or acquisition of assets, more than 3% of the stock of another investment company (valued at time of purchase);
(3)	mortgage, pledge or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with options, futures and options on futures;
(4)	purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are “when issued” or “when distributed” securities which the Fund expects to receive in a recapitalization, reorganization or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures and options on futures are not treated as short sales; and
(5)	invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.
(6)	under normal market conditions, invest less than 80% of its net assets in the equity securities of U.S. mid cap companies (Driehaus Mid Cap Growth Fund only);
(7)	under normal market conditions, invest less than 80% of its net assets in the equity securities of U.S. large cap companies (Driehaus Large Cap Growth Fund only).
A Fund will notify its shareholders at least 60 days prior to any change in the policies described in (6) and (7) above.
For purposes of these investment restrictions, subsequent changes in a Funds’ holdings as a result of changing market conditions or changes in the amount of the Funds’ total assets does not require a Fund to sell or dispose of an investment or to take any other action.
If illiquid securities exceed 15% of a Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers may not be able to dispose of them in a timely manner. As a result, a Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Fund to decline.

[2]	For purposes of this investment restriction, each Fund uses industry classifications contained in Morgan Stanley Capital International and Standard & Poor’s Global Industry Classification Standard (“GICS”). To the extent that categorization in GICS is “Miscellaneous” or “Other” for an industry, the portfolio manager may change the GICS industry classification to a more appropriate or specific industry.

SELECTIVE DISCLOSURE OF THE FUNDS’ PORTFOLIO HOLDINGS
It is the policy of the Funds, DCM and Driehaus Securities LLC (“DS LLC” or the “Distributor”) that non-public information about the Funds’ portfolio holdings (“Portfolio Holdings”) may not be selectively disclosed to any person, unless the disclosure (a) is made for a legitimate business purpose, (b) is made to a recipient who is subject to a duty to keep the information confidential, including a duty not to trade on the basis of the Funds’ Portfolio Holdings (“Authorized Recipients”), (c) is consistent with DCM’s fiduciary duties as an investment adviser, the duties owed by DS LLC as a broker-dealer to its customers or the duties owed by the Funds to their shareholders and (d) will not violate the antifraud provisions of the federal securities laws. The purpose of this policy is to prevent abusive trading in shares of the Funds, such as market timing, and not other fraudulent practices, e.g., trading on “inside information,” that are addressed in the Trust’s, DCM’s and DS LLC’s Code of Ethics.
Authorized Recipients of Portfolio Holdings information are: (a) the Trust’s officers and Trustees in their capacity as such; (b) officers, directors or employees of DCM and DS LLC who need the information to perform their duties; (c) outside counsel to the Trust, DCM or DS LLC and independent Counsel to the Trust’s independent Trustees in their capacity as such; (d) the independent registered public accounting firm (the “auditors”) for the Funds, DCM or DS LLC; (e) the auditors conducting the performance verifications for DCM, DS LLC and/or their affiliates; (f) third-party broker-dealers in connection with the provision of brokerage, research or analytical services to the Trust, DCM or DS LLC; (g) third-party service providers to the Funds, DCM or DS LLC, such as the Funds’ custodian; the Funds’ administrator and transfer agent; DCM’s proxy-voting service; the Funds’ pricing service; and “best execution” analysts retained to evaluate the quality of executions obtained for the Funds, provided their contracts with the Funds, DCM and DS LLC contain appropriate provisions protecting the confidentiality, and limiting the use, of the information; (h) consultants and rating and ranking organizations that have entered into written confidentiality agreements with the Trust, DCM or DS LLC appropriately limiting their use of the information; and (i) such other Authorized Recipients as may be pre-approved from time to time by DCM’s Chief Executive Officer, President or General Counsel.
Authorized Recipients do not include, for example, members of the press or other communications media, institutional investors and persons that are engaged in selling shares of the Funds to customers, such as financial planners, broker-dealers or other intermediaries. However, the Funds, DCM or DS LLC may make disclosure of a limited number of Portfolio Holdings, provided the Funds are not disadvantaged by such disclosure and the disclosure is made for a legitimate business purpose.
The Funds will post Portfolio Holdings, including top ten holdings, on its website 30 days after month-end. Sector weightings, performance and performance attribution will be posted as soon as information is available after calendar quarter-end. All Portfolio Holdings information is available at www.driehaus.com. Portfolio Holdings information is also available upon request after the website posting and quarterly on Form N-Q or Form N-CSR. These filings are described below.
The Funds’ Portfolio Holdings posted on the website and in these filings may not represent current or future portfolio composition and are subject to change without notice. Information on particular Portfolio Holdings may be withheld if it is in a Fund’s best interest to do so.
DCM and DS LLC shall not agree to give or receive from any person or entity any compensation or consideration of any kind (including an agreement to maintain assets in any portfolio or enter into or maintain any other relationship with DCM or DS LLC) in connection with the release of a Fund’s Portfolio Holdings.
DCM’s General Counsel is responsible for reviewing the agreements between the Trust, DCM or DS LLC and the third-party service providers, consultants, rating and ranking organizations and any pre-approved Authorized Recipients, to seek to ensure that these agreements contain appropriate confidentiality and limitations on use provisions. DCM’s Chief

Compliance Officer is responsible for monitoring compliance with the Funds’ pre-approval and disclosure restrictions. The Trust’s Treasurer, working with the Trust’s counsel, is responsible for ensuring the accuracy and completeness of the Prospectus and SAI disclosure requirements. The Trust’s Chief Compliance Officer will report to the Trust’s Board at least annually on compliance by the Funds, DCM and DS LLC with the policies and procedures on selective disclosure of the Funds’ Portfolio Holdings to enable the Board to exercise its oversight of these policies and procedures.
The Funds’ Portfolio Holdings must be filed with the Securities and Exchange Commission (the “SEC”) within 60 days of quarter-end. The Portfolio Holdings are available on the Funds’ website at www.driehaus.com within five business days after filing with the SEC and are available on the website for at least six months from the posting date.
PURCHASES AND REDEMPTIONS
How to purchase and redeem Fund shares is discussed in the Prospectus. The Prospectus discloses that you may purchase (or redeem) shares through investment dealers or other institutions. It is the responsibility of any such institution to establish procedures insuring the prompt transmission to the Funds of any such purchase order.
Each Fund’s net asset value is determined on days on which the New York Stock Exchange (the “NYSE”) is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.
The Trust intends to pay all redemptions in cash and will pay cash for all redemption orders, limited in amount with respect to each shareholder of record during any ninety-day period to the lesser of $250,000 or one percent of the net assets of the relevant Fund, as measured at the beginning of such period. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of exchange-traded securities. If redemptions are made in kind, the proceeds are taxable for federal income tax purposes in the same manner as a redemption for cash and the redeeming shareholder might incur transaction costs in selling the securities received in the redemption.
The Trust reserves the right to suspend or postpone redemptions of shares of a Fund during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.
NET ASSET VALUE
The net asset value per share of a Fund is calculated by dividing (i) the value of the securities held by the Fund (i.e., the value of its investments), plus any cash or other assets, minus all liabilities (including accrued estimated expenses on an annual basis), by (ii) the total number of outstanding shares of the Fund. Investment securities, including ADRs, that are traded on a stock exchange are valued at the last sale price as of the regular close of business on the NYSE (normally 3:00 p.m. Central time) on the day the securities are being valued, or lacking any sales, at either (a) the last bid prices or (b) the mean between the closing bid and asked prices. Securities traded on Nasdaq will be valued at the Nasdaq official closing price. Other over-the-counter securities are valued at the mean between the closing bid and asked prices. Net asset value will not be determined on days when the NYSE is closed, unless, in the judgment of the Board, the net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m. Central time.
In the event that the NYSE or the relevant national securities exchange adopts different trading hours on a temporary basis, a Fund’s net asset value will be computed at the close of the exchange.

Securities and assets for which market quotations are not readily available are valued at fair value determined by the Adviser’s Pricing Committee pursuant to methodologies established in good faith by the Board. If the Adviser’s Pricing Committee determines that the foregoing methods do not accurately reflect current market value, securities and assets are valued at fair value as determined in good faith by or under the direction of the Board or its Pricing Committee.
The Funds use independent pricing services approved by the Board. Unless priced in accordance with the provisions of the prior paragraph, prices of equity securities provided by such services represent the last sale price on the exchange where the security is primarily traded. Prices of bonds by such services represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations.
Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used, as discussed below. Debt securities with maturities of 60 days or less are valued (i) at amortized cost if their term to maturity from date of purchase is less than 60 days, or (ii) by amortizing, from the 61st day prior to maturity, their value on the 61st day prior to maturity if their term to maturity from date of purchase by a Fund is more than 60 days, unless this is determined by the Board not to represent fair value. Repurchase agreements are valued at cost plus accrued interest.
U.S. government securities are traded in the over-the-counter market and are valued at the mean between the last available bid and asked prices, except that securities with a demand feature exercisable within one to seven days are valued at par. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers, or on the evaluation of a pricing service.
Options, futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. If an options or futures exchange closes later than 3:00 p.m. Central time, the options or futures traded on it are valued based on the sale price, or on the mean between the bid and ask prices, as the case may be, as of 3:00 p.m. Central time.

TRUSTEES AND OFFICERS
The officers of the Trust manage its day-to-day operations under the direction of the Trust’s Board. The primary responsibility of the Board is to represent the interests of the shareholders of each Fund and to provide oversight of the management of the Funds. Seventy-five percent of the Trust’s Board members are not affiliated with the Adviser or the Distributor. Each Trustee will serve as a Trustee until (i) termination of the Trust, or (ii) the Trustee’s retirement, resignation, or death, or (iii) as otherwise specified in the Trust’s governing documents. Officers of the Trust are elected by the Board on an annual basis. The following table sets forth certain information with respect to the Trustees of the Trust. The Trustees oversee each series of the Trust.

	Position(s)	Term of Office
Name, Address and	Held with the	and Length of	Principal Occupation(s)	Other Directorships
Year of Birth	Trust	Time Served**	During Past 5 Years	Held by Trustee
INTERESTED TRUSTEE:*
Richard H. Driehaus 25 East Erie Street Chicago, IL 60611 YOB: 1942	Trustee and President	Since 1996	Chairman of the Board of the Adviser, the Distributor and Driehaus Capital Management (USVI) LLC (“USVI”); Chief Investment Officer and Portfolio Manager of the Adviser.	Driehaus Enterprise Management, Inc.; Vintage Properties, Inc.; Davies 53 Limited; The Richard H. Driehaus Foundation; The Richard H. Driehaus Museum; and Vue Model Management, Inc.

INDEPENDENT TRUSTEES:
A.R. Umans c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1927	Trustee and Chairman	Since 1996 Since 2005	Chairman of the Board, Commerce National Group (investment company) since 2005; Chairman of the Board and Chief Executive Officer, RHC/Spacemaster Corporation (manufacturing corporation) prior thereto.	Sinai Health System; Schwab Rehabilitation Hospital

Francis J. Harmon c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1942	Trustee	Since 1998	Relationship Manager, Great Lakes Advisors, Inc. since February 2008; Principal Account Executive – Labor Affairs, Blue Cross and Blue Shield of Illinois prior thereto.	None

Daniel F. Zemanek c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1942	Trustee	Since 1996	President of Ludan, Inc. (real estate services specializing in senior housing) since April 2008; Senior Vice President of Sunrise Development, Inc. (senior living) from 2003-2007; Consultant, real estate development prior thereto.	None

*	Mr. Driehaus is an “interested person” of the Trust, the Adviser and the Distributor, as defined in the 1940 Act, because he is an officer of the Adviser and the Distributor. In addition, Mr. Driehaus has a controlling interest in the Adviser and the Distributor.

The following table sets forth certain information with respect to the officers of the Trust.

Position(s)
Name, Address and Year	Held with the	Length of	Principal Occupation(s) During Past 5
of Birth	Trust	Time Served	Years
Robert H. Gordon 25 East Erie Street Chicago, IL 60611 YOB: 1961	Senior Vice President	Since 2006	President and Chief Executive Officer of Adviser, Distributor and USVI since October 2006; Advisor to Adviser and Distributor from April to September 2006; Chief Executive Officer, Aris Capital Management from 2003-2006; President and Chief Executive Officer with Banc of America Capital Management from 1993-2003.

Michelle L. Cahoon 25 East Erie Street Chicago, IL 60611 YOB: 1966	Vice President and Treasurer	Since 2006 Since 2002	Vice President, Treasurer and Chief Financial Officer of the Adviser, Distributor and USVI since 2004; Vice President and Controller of the Adviser since 2003; Vice President, Treasurer and Controller of the Distributor since 2003; Vice President and Treasurer of USVI since 2003; Controller of the Adviser and the Distributor since 2002; Manager with Arthur Andersen LLP from 1992-2002.

Janet L. McWilliams 25 East Erie Street Chicago, IL 60611 YOB: 1970	Chief Compliance Officer and Assistant Vice President	Since 2006 Since 2007	Chief Compliance Officer of the Adviser and Distributor since 2006; Senior Attorney with the Adviser since 2003; Attorney with the Adviser since 2000.

Diane J. Drake 301 Bellevue Parkway Wilmington, DE 19809 YOB: 1967	Secretary	Since 2006	Vice President and Counsel, PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) (“PNC”) (financial services company) since 2008; Vice President and Associate Counsel, PNC from 2003 to 2007.

Jeannette L. Lewis 25 East Erie Street Chicago, IL 60611 YOB: 1963	Assistant Secretary	Since 2008	Assistant Secretary of the Adviser and Distributor since 2008; Assistant General Counsel of the Adviser and Distributor since 2007; and, from June 2004 through June 2007, Associate Regional Director (Investment Management Examination Program) of the Chicago Regional Office of the U.S. Securities and Exchange Commission, where she had positions of increasing responsibility in both enforcement and regulation since 1988.

Position(s)
Name, Address and Year	Held with the	Length of	Principal Occupation(s) During Past 5
of Birth	Trust	Time Served	Years
William H. Wallace, III 301 Bellevue Parkway Wilmington, DE 19809 YOB: 1969	Assistant Secretary	Since 2008	Assistant Vice President and Manager, PNC (financial services company) since March 2008; Sr. Regulatory Administrator, PNC from 2007-2008; Regulatory Administrator, PNC from 2004-2007; Sr. Project Specialist, PNC from 2000-2004.
Board Committees: The Trust’s Board has the following committees:
Audit Committee. The Audit Committee makes recommendations regarding the selection of the independent registered public accounting firm for the Funds, confers with the independent registered public accounting firm regarding the Funds’ financial statements, the results of audits and related matters, monitors each Fund’s accounting policies and internal control systems, and performs such other tasks as the full Board deems necessary or appropriate. The Board has adopted a written charter setting forth the Audit Committee’s responsibilities. The Audit Committee receives annual representations from the independent registered public accounting firm as to its independence. All independent Trustees serve as members of the Audit Committee. The Audit Committee held ___ meetings during the Trust’s last fiscal year.
Pricing Committee. The Pricing Committee reviews pricing procedures adopted by the Board, determines fair value of the Funds’ securities as needed in accordance with the pricing procedures and performs such other tasks as the full Board deems necessary. Richard H. Driehaus is the sole member of the Pricing Committee. The Pricing Committee held ___ meetings during the Trust’s last fiscal year.
Executive Committee. The Executive Committee is authorized to exercise all powers of the Board, subject to certain statutory exceptions. The members of the Executive Committee are Richard H. Driehaus and A.R. Umans. The Executive Committee did not hold any meetings during the Trust’s last fiscal year.
Nominating and Governance Committee. The Nominating and Governance Committee is responsible for identifying and recommending individuals for membership on the Board and to oversee the administration of the Board Governance Guidelines and Procedures. All independent Trustees serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee held ___ meetings during the Trust’s last fiscal year.
COMPENSATION OF TRUSTEES
Officers and the Trustee affiliated with the Adviser serve without any compensation from the Trust. In compensation for their services to the Trust, Trustees who are not affiliates of the Adviser (“independent Trustees”) are paid $6,000 for each regular Board meeting attended, except for the Chairman who receives $7,500 for each regular Board meeting attended. The independent Trustees receive $2,000 for each committee and telephonic Board meeting attended, and are reimbursed for out-of-pocket expenses. The independent Trustees also receive an annual retainer of $15,000 from the Trust. The Trust has no retirement or pension plan. The following table sets forth the compensation paid by the Trust during the fiscal year ended December 31, 2008 to each of the independent Trustees:

Total Compensation
Name of Trustee	From the Trust*
Francis J. Harmon	$
A. R. Umans	$
Daniel F. Zemanek	$

*	Because the Funds did not commence operations until after the fiscal year end, no fees were paid by the Funds for services to the Funds during the year.
TRUSTEES’ OWNERSHIP OF FUND SHARES
As the Driehaus Mid Cap Growth Fund and the Driehaus Large Cap Growth Fund did not commence operations until after December 31, 2008, the Trustees did not own any shares of the Fund as of December 31, 2008.
The following table sets forth, for each Trustee, the aggregate dollar range of equity securities owned as of December 31, 2008 in all of the funds of the Trust:

	Interested Trustee	Non-Interested Trustees
Name of Fund	Richard H. Driehaus	Francis J. Harmon	A.R. Umans	Daniel F. Zemanek
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Trust	Over $100,000	Over $100,000	Over $100,000	Over $100,000
CONTROL PERSONS
Persons are deemed to control a Fund when they own beneficially over 25% of the Fund’s outstanding shares. As a result, those persons could have the ability to vote a majority of the shares of a Fund on any matter requiring the approval of the shareholders of that Fund and therefore can control the Fund and determine the outcome of a Shareholders Meeting.
PRINCIPAL SHAREHOLDERS
As of the date hereof, no persons were known to the Trust to be beneficial or record owners (having sole voting and dispositive power) of 5% or more of the shares of beneficial interest of the Funds.

HOLDINGS IN CERTAIN AFFILIATES OF THE ADVISER
Seventy-five percent of the Board members are classified under the 1940 Act as not being “interested persons” of the Trust and are often referred to as “independent Trustees.” In addition to investing in the various other funds of the Trust, independent Trustees may invest in limited partnerships that are managed by the Adviser and an affiliate of the Adviser. The independent Trustees may also, from time to time, invest in other investment ventures in which affiliates and employees of the Adviser also invest.
The following table sets forth, as of December 31, 2008, the beneficial or record ownership of the securities of any entity other than another registered investment company, controlling, controlled by or under common control with the Adviser. This information is provided for each applicable independent Trustee and his immediate family members.

Name of Owners and
Name of	Relationships to		Value of	Percent of
Trustee	Trustee	Company	Securities(1)	Class
A.R. Umans	A.R. Umans; Mrs. Umans(spouse)	Driehaus Institutional Mid Cap, L.P.	$******	***%

	Mrs. Umans (spouse)	Driehaus Institutional Small Cap, L.P.	$******	***%

	A.R.Umans; Mrs. Umans (spouse)	Driehaus Micro Cap Fund, L.P.	$******	***%

Francis J. Harmon	Margaret A. Harmon Revocable Trust Dated 08/18/97 (spouse)	Driehaus Associates Fund	$******	***%

(1)	Interests in limited partnerships or limited liability companies.
INVESTMENT ADVISORY SERVICES
The Adviser is controlled by Richard H. Driehaus. The principal nature of Mr. Driehaus’ business is investment advisory and brokerage services. The Adviser provides office space and executive and other personnel to the Trust. The Trust pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges and securities registration and custodian fees and expenses incidental to its organization.
The advisory agreement provides that neither the Adviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Funds or any shareholder of the Funds for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.
Any expenses that are attributable solely to the organization, operation or business of a Fund shall be paid solely out of the Fund’s assets. Any expenses incurred by the Fund that are not solely attributable to a particular series are apportioned in such manner as the Adviser determines is fair and appropriate, unless otherwise specified by the Board. In return for its services, the Adviser receives a monthly fee from the Driehaus Mid Cap Growth Fund and the Driehaus Large Cap Growth Fund, computed and accrued daily, at an annual rate of ___% and ___%, respectively, of average net assets of each Fund.

The Adviser has entered into agreements with the Trust for the Driehaus Mid Cap Growth Fund and the Driehaus Large Cap Growth Fund through                     , 2012 to waive its advisory fees and/or reimburse operating expenses to the extent necessary to ensure that each Fund’s total annual operating expenses do not exceed 1.75% of average daily net assets. For a period of three years subsequent to the Funds’ commencement of operations, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that each Fund’s expense ratio remains below 1.75%.
Code of Ethics. The Adviser, the Trust and the Distributor have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Access persons (as defined in the code of ethics) are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in such code of ethics. The code of ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. The code of ethics also prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities unless an allowable exception permits, and requires the submission of broker confirmations and reporting of securities transactions. Exceptions to these and other provisions of the code of ethics may be granted in particular circumstances after review by appropriate personnel.
Proxy Voting. The Board has delegated to the Adviser the responsibility for determining how to vote proxies relating to the Funds’ portfolio securities, and the Adviser retains the final authority and responsibility for such voting. The Adviser has provided the Funds with a copy of its written proxy voting policy, and it documents the reasons for voting, maintains records of the Funds’ voting activities and monitors voting activity for potential conflicts of interest.
In order to facilitate this proxy voting process, the Adviser has retained a proxy voting service to assist the firm with in-depth proxy research, vote execution, and the necessary record keeping. The proxy voting service is an investment adviser that specializes in providing a variety of fiduciary-level services related to proxy voting. In addition to analyses, the proxy voting service delivers to the Adviser voting reports that reflect the Funds’ voting activities, enabling the Funds to monitor voting activities performed by the Adviser.
The Adviser’s proxy voting policy sets forth the general voting guidelines that the proxy voting service follows on various types of issues when there are no company-specific reasons for voting to the contrary. In making the proxy voting decision, there are two overriding considerations: first, the economic impact of the proposal; and second, whether it would be in the best interests of the affected Fund for the proposal to pass or not pass. The proxy voting service performs company-by-company analyses, which means that all votes are reviewed on a case-by-case basis and no issues are considered routine. Each issue is considered in the context of the company under review. The Adviser generally follows the proxy voting service’s recommendations and does not use its discretion in the proxy voting decision. For this reason, proxies are voted in the Funds’ best interests, in accordance with a predetermined policy based upon recommendations of an independent third party, and are not affected by any potential or actual conflict of interest of the Adviser.
A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at www.driehaus.com.
Trade Allocation. The Adviser manages not only the Funds but other investment accounts. Simultaneous transactions may occur when the Funds and investment accounts are managed by the same investment adviser and the same security is suitable for the investment objective of more than one Fund or investment account. When two or more investment accounts are simultaneously engaged in the purchase or sale of the same security, including initial public offerings (“IPOs”), the prices and amounts are allocated in accordance with procedures, established by the Adviser, and believed to be appropriate and equitable for each investment account. In some cases, this process could have a detrimental effect on the price or value of the security as far as each Fund is concerned. In other cases, however, the ability of the Funds to participate in volume transactions may produce better executions and prices for the Funds.

Portfolio Managers
Description of Compensation. The portfolio manager and assistant portfolio manager are paid a fixed salary plus a bonus. Mr. Wasiolek and Mr. Schmidt receive bonuses which are based on a percentage of management fees paid by the registered investment companies and other accounts managed, as applicable. In addition, if the performance of a Fund exceeds certain percentile benchmarks when compared to its peer group (using Lipper rankings), they each earn a bonus calculated as a specified number of basis points times the average assets under management in the registered investment companies and other accounts managed. They also each receive a bonus based on a percentage of any performance based fees paid by the registered investment companies and other accounts managed, if applicable.
If the Adviser declares a profit sharing plan contribution, the portfolio manager and assistant portfolio manager also would receive such contribution.
Other Accounts. The table below discloses other accounts for which the portfolio manager and assistant portfolio manager are primarily responsible for the day-to-day portfolio management as of January 1, 2009, unless otherwise noted.

Total Assets
				# of Accounts	that
		Total	Total	Managed that	Advisory
		# of	Assets	Advisory Fee	Fee Based
Name of Portfolio		Accounts	(000,000s	Based on	on
Manager	Type of Accounts	Managed	omitted)	Performance	Performance
1. Dan Wasiolek	Registered Investment Companies:	*	$*	*	$*
	Other Pooled Investment Vehicles:	*	$*	*	$*
	Other Accounts:	*	$*	*	$*

2. Michael Schmidt	Registered Investment Companies:	*	$*	*	$*
	Other Pooled Investment Vehicles:	*	$*	*	$*
	Other Accounts:	*	$*	*	$*
As shown in the table above, Messrs. Wasiolek and Schmidt, the Funds’ Portfolio Manager and Assistant Portfolio Manager, respectively, manage the assets of more than one registered investment company (each a “Fund”), other pooled investment vehicles and/or other accounts (collectively, the “Accounts”) for the Adviser. Because the Funds did not commence operations until after January 1, 2009, they are not included as Registered Investment Companies in the table above, but are included as other Pooled Investment Vehicles. Both clients and affiliated persons of the Adviser, including Messrs. Wasiolek and Schmidt, may own interests in these Accounts. The same or related securities may be appropriate and desirable investments for both a Fund and the Accounts (including another fund) and they may compete in the marketplace for the same investment opportunities, which may be limited. In addition, transactions by the Accounts in securities held by a Fund or that a Fund is seeking to buy or sell (or transactions in related securities) may have an adverse impact on the prices that a Fund pays for those securities or can realize upon sale, or on the ability of the Adviser to buy or sell the desired amount of such securities for a Fund at favorable prices. This is particularly true when the Accounts’ transactions occur at a point in time close to when trades in the same or related securities are effected for a Fund. This presents a conflict between the interests of the Fund and the interests of the Accounts as well as the affiliates of the Adviser who invest in the Accounts.
Conflicts also may arise between the interests of a Fund and the interests of the Adviser and its affiliates, including the portfolio managers. These conflicts can occur as one or more of the Accounts pay advisory fees to the Adviser, including performance-based compensation, at a higher rate than the rate of fees paid by the Funds. In addition, the Adviser’s affiliates, including the Funds’ portfolio managers, may personally own interests in the Accounts or have other financial incentives (including that a portfolio manager’s compensation is based, in part, on assets under management). For example, portfolio managers could favor an Account over a Fund when dividing their time and attention between them or when presented with limited investment opportunities that would be desirable and suitable for both a Fund and the Accounts or when making trading decisions.
The Adviser, through trade allocation and other policies and procedures, seeks to manage these conflicts of interest to reduce any adverse effects on either a Fund or the Accounts. These policies and procedures include requirements that transactions by a Fund and the Accounts in the same securities that occur on the same day are average priced when feasible and allocated on a fair and equitable basis. In addition, the Adviser conducts periodic reviews of transactions in and holdings of the same or related securities by a Fund and the Accounts for compliance with the Adviser’s policies and procedures.
As of January 1, 2009, Mr. Wasiolek and Mr. Schmidt did not own any shares of the Funds since the Funds had not commenced operations.
DISTRIBUTOR
The shares of the Funds are distributed by DS LLC, 25 East Erie Street, Chicago, Illinois 60611, under a Distribution Agreement with the Trust. DS LLC is an affiliate of the Adviser because both entities are controlled by Richard H. Driehaus. The Distribution Agreement had an initial period of two years and continues in effect thereafter from year to year, provided such continuance is approved annually (i) by a majority of the Trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the SEC and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.
As agent, DS LLC will offer shares of the Funds on a continuous basis to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or “12b-1 fees” are paid by the Funds. DS LLC will offer the Funds’ shares only on a best-efforts basis.
ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) (“PNC”), with corporate offices at 301 Bellevue Parkway, Wilmington, Delaware 19809, is the administrator for the Trust. The asset-based fee for administration and accounting services for each Fund is calculated as follows:
0.07% of the first $200 million of average net assets;
0.06% of the next $200 million of average net assets;
0.05% of the next $200 million of average net assets; and
0.04% of average net assets in excess of $600 million;
and a base annual fee of $30,000.
CUSTODIAN
JPMorgan Chase Bank N.A. at 3 Chase Metrotech Center, 8th Floor, Brooklyn, New York 11245, is the Trust’s custodian (the “Custodian”). The Custodian is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments and performing other administrative duties, all as directed by authorized persons. The Custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Funds. Portfolio securities purchased in the U.S. are maintained in the custody of the Custodian or of other domestic banks or depositories.
The Funds may invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian.
TRANSFER AGENT
PNC, 760 Moore Road, King of Prussia, Pennsylvania 19406, is the Funds’ transfer agent, registrar, dividend-disbursing agent and shareholder servicing agent. As such, PNC provides certain bookkeeping and data processing services and services pertaining to the maintenance of shareholder accounts.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                    , is the Funds’ independent registered public accounting firm (“auditors”). The auditors audit and report on each Fund’s annual financial statements, review certain regulatory reports and each Fund’s federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when pre-approved by the Trust’s Audit Committee and engaged to do so by the Trust.
LEGAL COUNSEL
Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601, acts as the Trust’s legal counsel and as counsel to the independent Trustees.
PORTFOLIO TRANSACTIONS
The Adviser expects, subject to its best execution obligation, to place all of the Funds’ brokerage orders in portfolio securities with DS LLC, an affiliate of the Adviser. The Adviser and DS LLC are both controlled by Mr. Driehaus, who is also the President and a Trustee of the Trust. As a result, DS LLC, by acting as the Funds’ agent in executing orders to buy and sell securities, will likely receive all the brokerage commissions paid by the Funds. The percentage of brokerage transactions executed by DS LLC for the Funds is expected to be materially higher than for the other funds in the Trust and higher than other mutual funds’ use of any single broker-dealer, including an affiliate. Further, the commission rates charged by DS LLC may be higher than those of non-affiliated broker-dealers. However, the Adviser believes that using DS LLC is integral to the Adviser’s strategy of optimizing the trade execution process by seeking the most favorable security prices under the circumstances.
Because the Adviser’s investment strategy for the Funds results in frequent trading and high portfolio turnover, the commissions earned by DS LLC on the Funds’ trading may provide significant revenue to DS LLC that is in addition to the investment management fees paid to the Adviser. This creates an incentive for the Adviser to engage in a higher volume of trading for the Funds than if DS LLC and Mr. Driehaus did not earn additional compensation from the increased trading. Although the Adviser retains discretion to use other broker-dealers to execute the Funds’ orders, the Adviser intends to only do so if using DS LLC would be prohibited by law, contract or business interruption.
When acting as broker for the Funds, DS LLC must comply with the applicable provisions of Section 17(e) of the 1940 Act and Rule 17e-1 promulgated thereunder. DS LLC is subject to the conditions of the Trust’s Affiliated Brokerage Procedures (“Procedures”) that require, for transactions effected on a U.S. securities exchange or otherwise effected by DS LLC, the commission, fee or other remuneration to not exceed the lower of the standard rates of commission that may be agreed upon between the Trust and DS LLC from time to time or 1% of the purchase or sale price of such securities. In addition, in order for DS LLC to effect any such transactions on a U.S. exchange for a Fund, the commission, fee or other remuneration received by DS LLC must be reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on one or more securities exchanges during a comparable period of time. This standard would allow DS LLC to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm’s-length transaction.
As required by the Procedures, DCM submits quarterly reports to the Board on the affiliated brokerage transactions effected by DS LLC for the previous quarter with other information as the Board may request. In addition, each quarter, DCM certifies to the Board that the transactions effected by DS LLC are in compliance with the Procedures. The Board, including a majority of the Trustees who are not “interested persons,” must determine quarterly that all the transactions were in compliance with the Procedures. Further, on an annual basis or more frequently as appropriate, the disinterested Trustees receive a written report from DS LLC on its brokerage practices and other relevant information from the Adviser. Using this information and a report from an independent evaluator of fund brokerage, the Board reviews the quality of the executions and approves the brokerage commission rates that DS LLC charges the Funds.
Moreover, as a broker-dealer registered with the SEC and a member of the Financial Industry Regulatory Authority (“FINRA”), DS LLC cannot charge the Funds more than a fair and reasonable commission taking into consideration all relevant circumstances, including market conditions at the time of the transaction, execution costs and the services being provided. DS LLC’s commissions cannot be excessive. DS LLC does not act as a principal in the Funds’ trading nor participate in any joint arrangement with any contra brokers on the other side of the Funds’ trades. DS LLC uses various factors to evaluate the contra brokers it selects, including execution quality, ability to maintain anonymity, difficulty of the trades and capital commitment. In addition, the Adviser does not cause the Funds to pay higher commissions than may otherwise be obtainable from other brokers for brokerage and research services as defined and permitted under Section 28(e) of the Securities Exchange Act of 1934.
ADDITIONAL U.S. FEDERAL INCOME TAX CONSIDERATIONS
The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in a Fund. It is not intended to be a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. This discussion reflects the applicable federal income tax laws of the United States as of the date of this SAI, which tax laws may change or be subject to new interpretation by the courts or the Internal Revenue Service (“IRS”), possibly with retroactive effect.
Each Fund is treated as a separate entity for federal income tax purposes and has qualified for, and each intends to continue to comply with, the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), to permit it to be treated as a regulated investment company. Such provisions generally relieve a Fund of federal income tax to the extent its investment company taxable income (determined without regard to the deduction for dividends paid by the Fund) and net capital gains (i.e., the excess of net long-term capital gains over the sum of net short-term capital losses and capital loss carryforwards from prior years) are currently distributed to shareholders. In order to qualify for such provisions, each Fund must, among other things, maintain a diversified portfolio, which requires that at the close of each quarter (i) at least 50% of the market value of its total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers in which not greater in value than 5% of the value of the Fund’s total assets are invested and not more than 10% of the outstanding voting securities of such issuer are held; and (ii) not more than 25% of the market value of the total assets of the Fund are invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are determined to be engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships.

If for any taxable year a Fund does not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a regular corporation subject to federal income tax and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would generally constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders under Section 243 of the Code, and individual and other noncorporate shareholders of the Fund generally would be able to treat such distributions as “qualified dividend income” under Section 1(h)(11) of the Code, as discussed below, provided certain holding period and other requirements are satisfied.
Distributions of investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss, are generally taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Under Section 1(h)(11) of the Code, for taxable years beginning on or before December 31, 2010, “qualified dividend income” received by individual and other noncorporate shareholders is taxed for federal income tax purposes at rates equivalent to long-term capital gain tax rates, which reach a maximum of 15%. “Qualified dividend income” generally includes dividends from certain domestic corporations and dividends from “qualified foreign corporations.” For these purposes, a “qualified foreign corporation” is a foreign corporation (i) that is incorporated in a possession of the United States or is eligible for benefits under a qualifying income tax treaty with the United States, or (ii) whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A qualified foreign corporation does not include a foreign corporation which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a “passive foreign investment company,” as defined in the Code.
A Fund generally can pass the tax treatment of qualified dividend income it receives through to its shareholders to the extent of the aggregate qualified dividends received by the Fund. For a Fund to receive qualified dividend income, the Fund must meet certain holding period and other requirements with respect to the stock on which the otherwise qualified dividend is paid. In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. If a Fund lends portfolio securities, amounts received by the Fund that are the equivalent of the dividends paid by the issuer on the securities loaned will not be eligible for qualified dividend income treatment. The same provisions, including the holding period requirements, apply to each shareholder’s investment in the Fund. For the taxable years beginning December 31, 2010, “qualified dividend income” will no longer be taxed for federal income tax purposes at the rates applicable to long-term capital gains, but rather will be taxed at ordinary income tax rates which currently reach a maximum rate of 35%, unless Congress enacts legislation providing otherwise. Distributions of net capital gain, if any, are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits, if any, will be treated by a shareholder as a tax-free return of capital which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from the sale or exchange of shares. The U.S. federal income tax status of all distributions will be designated by the Fund and reported to the shareholders annually.
Because dividend and capital gain distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his or her investment in such dividend or distribution. The dividend or distribution would nonetheless be taxable to the shareholder (if shares are held in a taxable account), even if the net asset value of shares was reduced below such shareholder’s cost. However, for federal income tax purposes, the shareholder’s original cost would continue as his or her tax basis, except as set forth above with respect to returns of capital.
Each Fund may engage in certain options, futures and other transactions. These transactions may be subject to special provisions under the Code that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of the Fund’s portfolio securities. These rules could therefore affect the character, amount and timing of distributions made to shareholders.

For federal income tax purposes, each Fund generally is required to recognize as income for each taxable year its net unrealized capital gains and losses as of the end of the year on certain futures, futures options and non-equity options positions (“year-end mark-to-market”). Generally, any gain or loss recognized with respect to such positions is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding periods of the positions. However, in the case of positions classified as part of a “mixed straddle,” in which an election is properly made, the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund: (i) will generally affect the holding period of the hedged securities; and (ii) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.
The Funds may enter into swaps or other notional principal contracts. Payments made or received pursuant to the terms of a notional principal contract are divided into three categories, (i) a “periodic” payment; (ii) a “nonperiodic” payment; and (iii) a “termination” payment. Periodic payments are payments made or received pursuant to a notional principal contract that are payable at intervals of one year or less during the entire term of the contract, that are based on certain types of specified indexes (which include indexes based on objective financial information), and that are based on either a single notional principal amount or a notional principal amount that varies over the term of the contract in the same proportion as the notional principal amount that measures the other party’s payments. A nonperiodic payment is any payment made or received with respect to a notional principal contract that is not a periodic payment or a “termination payment.” All taxpayers, regardless of their method of accounting, must generally recognize the ratable daily portion of a periodic and a nonperiodic payment for the taxable year to which that payment relates.
Each Fund anticipates distributing to shareholders annually all net capital gains, if any, that have been recognized for federal income tax purposes, including year-end mark-to-market gains. Shareholders will be advised of the nature of these payments.
A Fund is subject to a nondeductible 4% federal excise tax on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund’s ordinary income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31, plus any undistributed amounts from prior calendar years, minus any overdistribution from prior calendar years. The Funds intend to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of this 4% excise tax.
A shareholder who redeems or exchanges shares of a Fund will generally recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed or exchanged and the basis of such shares. If a shareholder held such shares for more than one year, the gain, if any, will be a long-term capital gain. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets, for taxable years beginning on or before December 31, 2010. If a shareholder realizes a loss on the redemption of a Fund’s shares and reinvests in substantially identical shares of the Fund (including through dividend reinvestment) or other substantially identical stock or securities within 30 days before or after the redemption, the transactions may be subject to the “wash sale” rules resulting in a postponement of the recognition of such loss for federal income tax purposes. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized on the redemption of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. Capital losses may be subject to limitations on their use by a shareholder.
Withholding. A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions payable to a shareholder who fails to provide the Fund with his or her correct taxpayer identification number or who fails to make required certifications or if the Fund or a shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Certain corporate and other shareholders specified in the Code and the regulations thereunder are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability on such shareholder’s federal income tax return.
Non-U.S. shareholders, including shareholders who, with respect to the U.S., are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by an applicable tax treaty.
Investors are advised to consult their own tax advisors with respect to the application to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local or foreign tax consequences to them before investing in a Fund’s shares.

APPENDIX — RATINGS
Ratings in General
A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weights to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.
The following is a description of the characteristics of ratings of corporate debt securities used by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”).
Ratings by Moody’s
Aaa. Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa. Bonds rated Aa are judged to be of high quality and are subject to very low credit risk.
A. Bonds rated A are considered upper-medium grade and are subject to low credit risk.
Baa. Bonds rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Ratings by S&P
AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.
AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

A-1

BBB. Debt rated BBB is exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.
Notes:
The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
The “r” is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

A-2

DRIEHAUS MUTUAL FUNDS
FORM N-lA
PART C: OTHER INFORMATION
ITEM 23. EXHIBITS

(a)(i)	Registrant’s Declaration of Trust dated May 31, 1996, is incorporated herein by reference to Exhibit (1) of Registrant’s initial Registration Statement on Form N-lA filed with the Securities and Exchange Commission (“SEC”) on June 5, 1996.

(a)(ii)	Registrant’s Amendment to the Declaration of Trust dated November 9, 1998, is incorporated herein by reference to Exhibit (a)(ii) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-lA filed with the SEC on December 23, 1998.

(a)(iii)	Written Instrument Establishing and Designating Driehaus International Small Cap Growth Fund dated February 26, 2007 is incorporated herein by reference to Exhibt (a)(iv) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A filed with the SEC on May 9, 2007.

(a)(iv)	Written Instrument Establishing and Designating Driehaus Global Growth Fund dated January 28, 2008 is incorporated herein by reference to Exhibit (a)(v) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 5, 2008.

(a)(v)	WRITTEN INSTRUMENT ESTABLISHING AND DESIGNATING DRIEHAUS MID CAP GROWTH FUND IS FILED HEREWITH AS EXHIBIT (a)(v).

(a)(vi)	WRITTEN INSTRUMENT ESTABLISHING AND DESIGNATING DRIEHAUS LARGE CAP GROWTH FUND IS FILED HEREWITH AS EXHIBIT (a)(vi).

(b)	Registrant’s Amended and Restated By-Laws are incorporated herein by reference to Exhibit (2) to Registrant’s Combined Proxy Statement/Prospectus on Form N-l4 filed with the SEC on June 6, 2003.

(c)	Not Applicable.

(d)(i)	Management Agreement dated September 25, 1996 between the Registrant and Driehaus Capital Management, Inc. (the “Adviser”) is incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(d)(ii)	Letter Agreement dated December 18, 1997 between the Registrant and the Adviser with respect to Driehaus Asia Pacific Growth Fund and Driehaus Emerging Markets Growth Fund is incorporated herein by reference to Exhibit (d)(ii) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(d)(iii)	Letter Agreement dated December 18, 1998 between the Registrant and the Adviser with respect to Driehaus International Discovery Fund and Driehaus European Opportunity Fund is incorporated herein by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-lA filed with the SEC on December 23, 1998.

(d)(iv)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus International Discovery Fund dated October 1, 2006 is incorporated herein by reference to Exhibit (d)(v) of Post-Effective Amendment No. 23 to Registrant’s Registration

Statement on Form N-1A filed with the SEC on December 11, 2006.

(d)(v)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus International Small Cap Growth Fund dated September 17, 2007 is incorporated herein by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 33 to the Registant’s Registration Statement on Form N-1A filed with the SEC on February 5, 2008.

(d)(vi)	Letter Agreement between the Registrant and the Adviser with respect to the Driehaus Global Growth Fund is incorporated herein by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 22, 2008.

(d)(vii)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund to be filed by amendment.

(e)	Amended and Restated Distribution Agreement dated September 13, 1999 between the Registrant and Driehaus Securities Corporation is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(f)	Not Applicable.

(g)(i)	Global Custody Agreement dated May 25, 1999 between the Registrant and The Chase Manhattan Bank is incorporated herein by reference to Exhibit (g)(i) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-lA filed with the SEC on April 25, 2000.

(g)(ii)	Amendment to Global Custody Agreement between Registrant and The Chase Manhattan Bank is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 19, 2007.

(h)(i)	Transfer Agency Services Agreement dated September 25, 1996 between the Registrant and PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc. (the “Transfer Agent”), is incorporated herein by reference to Exhibit (h)(i) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(h)(ii)	Amendment to the Transfer Agency Services Agreement dated March 31, 2002 between the Registrant and the Transfer Agent is incorporated herein by reference to Exhibit (h)(i)(a) of Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-lA filed with the SEC on April 25, 2002.

(h)(iii)	Anti-Money Laundering Amendment to the Transfer Agency Services Agreement dated July 24, 2002 is incorporated herein by reference to Exhibit (h)(iv) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(h)(iv)	Amendment to the Transfer Agency Services Agreement dated October 1, 2003 is incorporated herein by reference to Exhibit (h)(iv) of Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 27, 2004.

(h)(v)	Amendment to the Transfer Agency Services Agreement dated October 1, 2006 is incorporated herein by reference to Exhibit (h)(v) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 11, 2006.

(h)(vi)	Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement dated July 5, 2006 is incorporated herein by reference to Exhibit (h)(vi) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 11, 2006.

(h)(vii)	Rule 22c-2 Amendment to Transfer Agency Services Agreement dated March 1, 2007 is incorporated herein by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 7, 2007.

(h)(viii)	Administration and Accounting Services Agreement dated September 25, 1996 between the Registrant and PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc. (“PNC”), is incorporated herein by reference to Exhibit (h)(ii) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(h)(ix)	Amendment to Administration and Accounting Services Agreement dated January 1, 2003 between the Registrant and PNC is incorporated herein by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(h)(x)	Amendment to Administration and Accounting Services Agreement for Fair Value Pricing Services dated September 12, 2005 is incorporated by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2006.

(h)(xi)	Amendment to Administration and Accounting Services Agreement dated October 1, 2006 is incorporated herein by reference to Exhibit (h)(x) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 11, 2006.

(h)(xii)	Expense Limitation Agreement with respect to the Driehaus International Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xiii) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 5, 2008.

(h)(xiii)	Expense Limitation Agreement with respect to Driehaus Global Growth Fund is incorporated herein by reference to Exhibit (h)(xiii) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 22, 2008.

(h)(xiv)	EXPENSE LIMITATION AGREEMENT WITH RESPECT TO DRIEHAUS EMERGING MARKETS GROWTH FUND DATED DECEMBER 1, 2008 IS FILED HEREWITH AS EXHIBIT (h)(xiv).

(h)(xv)	Expense Limitation Agreement with respect to Driehaus Mid Cap Growth Fund to be filed by amendment.

(h)(xvi)	Expense Limitation Agreement with respect to Driehaus Large Cap Growth Fund to be filed by amendment.

(h)(xvii)	Agreement and Plan of Exchange for Driehaus International Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xvi) of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 7, 2007.

(h)(xviii)	Form of Agreement and Plan of Exchange for Driehaus Mid Cap Growth Fund to be filed by amendment.

(h)(xix)	Form of Agreement and Plan of Exchange for Driehaus Large Cap Growth Fund to be filed by amendment.

(i)(i)	Opinion and Consent of Vedder Price P.C. is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 17, 2008 (with respect to the Driehaus Global Growth Fund)

(i)(ii)	Opinion and Consent of Vedder Price P.C. is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 29, 2008 (with respect to Driehaus Emerging Markets Growth Fund, Driehaus International Discovery Fund and Driehaus International Small Cap Growth Fund).

(i)(iii)	Opinion and Consent of Vedder Price P.C. to be filed by amendment.

(j)	Not Applicable.

(k)	Not Applicable.

(m)	Not Applicable.

(n)	Not Applicable.

(p)	CODE OF ETHICS AND BUSINESS CONDUCT IS FILED HEREWITH AS EXHIBIT (p).

(q)(i)	Powers of Attorney dated February 21, 2006 are incorporated by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2006.
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
Not applicable.
ITEM 25. INDEMNIFICATION.
     Article V of Registrant’s Declaration of Trust, filed as Exhibit (a)(i), provides for the indemnification of Registrant’s trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office (“Disabling Conduct”).
     Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Other Business, Profession,
Name	Position with Adviser	Vocation or Employment

Richard H. Driehaus	Chairman and Chief Investment Officer	Chairman of Driehaus Securities LLC (“DS LLC”) and Driehaus Capital Management (USVI) LLC (“DCM USVI”)

Robert H. Gordon	President and Chief Executive Officer	President and Chief Executive Officer of DS LLC and DCM USVI

Mary H. Weiss	Senior Vice President and Secretary	Senior Vice President and Secretary of DS LLC and DCM USVI

Stephen T. Weber	Senior Vice President of Sales, Marketing and Client Service	Senior Vice President of DS LLC

Michelle L. Cahoon	Vice President, Treasurer and Chief Financial Officer	Vice President, Treasurer and Chief Financial Officer of DS LLC and DCM USVI

Carla Dawson	Vice President	None

Daniel M. Rea	Vice President	None

Kaaren Sagastume	Vice President	Vice President of DS LLC

Janet McWilliams	Assistant Vice President and Chief Compliance Officer	Assistant Vice President and Chief Compliance Officer of DS LLC

Jeannette L. Lewis	Assistant Secretary	Assistant Secretary of DS LLC
The principal business address of DS LLC and DCM USVI is 25 East Erie Street, Chicago, Illinois 60611.
ITEM 27. PRINCIPAL UNDERWRITERS.
     (a) Not applicable.

	Positions and Offices	Positions and
(b) Name	with Underwriter	Offices with Registrant

Richard H. Driehaus	Chairman	Trustee and President

Robert H. Gordon	President and Chief Executive Officer	Senior Vice President

Mary H. Weiss	Senior Vice President and Secretary	None

Stephen T. Weber	Senior Vice President	None

	Positions and Offices	Positions and
(b) Name	with Underwriter	Offices with Registrant

Michelle L. Cahoon	Vice President, Treasurer and Chief Financial Officer	Vice President and Treasurer

Kaaren Sagastume	Vice President	None

Janet McWilliams	Assistant Vice President and Chief Compliance Officer	Assistant Vice President and Chief Compliance Officer

Brian A. Sunshine	Assistant Vice President	None

Jeannette L. Lewis	Assistant Secretary	Assistant Secretary
The business address of the foregoing individuals is 25 East Erie Street, Chicago, Illinois 60611.
     (c) Not applicable.
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.
     All accounts, books and other documents are maintained:
(i)	At the offices of the Registrant;

(ii)	At the offices of Registrant’s investment adviser, Driehaus Capital Management LLC, 25 East Erie Street, Chicago, Illinois 60611, One East Erie Street, Chicago, Illinois 60611 and 17 East Erie, Chicago, Illinois 60611; or

(iii)	At the offices of Registrant’s custodian, JPMorgan Chase Bank N.A., 3 Chase Metrotech, 8th Floor, Brooklyn, New York 11245, transfer agent, PNC Global Investment Servicing (U.S.) Inc., 101 Sabin Street, Pawtucket, Rhode Island 02862, or administrator, PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 and 4400 Computer Drive, Westborough, Massachusetts 01581.
ITEM 29. MANAGEMENT SERVICES.
     Not applicable.
ITEM 30. UNDERTAKINGS.
     Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 38 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 30th day of January, 2009.

DRIEHAUS MUTUAL FUNDS
By:	/s/ Richard H. Driehaus
Richard H. Driehaus, President

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacity indicated on the 30th day of January, 2009.

/s/ Richard H. Driehaus	President and Trustee (Principal Executive Officer)
Richard H. Driehaus

/s/ Francis J. Harmon*	Trustee
Francis J. Harmon

/s/ A. R. Umans*	Trustee
A. R. Umans

/s/ Daniel F. Zemanek*	Trustee
Daniel F. Zemanek

/s/ Michelle L. Cahoon	Vice President and Treasurer (Principal Financial Officer)
Michelle L. Cahoon

*/s/Michelle L. Cahoon
Michelle L. Cahoon

*	Signed by Michelle L. Cahoon pursuant to a Power of Attorney previously filed as Exhibit (h)(iii) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2006.

EXHIBIT INDEX
DRIEHAUS MUTUAL FUNDS
FORM N-1A REGISTRATION STATEMENT

Exhibit No.	Description

EX-99.23(a)(v)	Written Instrument Establishing and Designating Driehaus Mid Cap Growth Fund

EX-99.23(a)(vi)	Written Instrument Establishing and Designating Driehaus Large Cap Growth Fund

EX-99.23(h)(xiv)	Expense Limitation Agreement with respect to Driehaus Emerging Markets Growth Fund

EX-99.23(p)	Code of Ethics and Business Conduct